UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Dividend Growth Fund

October 31, 2004

DGF-QTLY-1204

1.809095.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.8%
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	2,468,600	$ 71,960
Media - 4.7%
Clear Channel Communications, Inc.	21,215,840	708,609
McGraw-Hill Companies, Inc.	128,400	11,075
News Corp. Ltd. sponsored ADR	3,236,500	101,756
Time Warner, Inc. (a)	3,552,982	59,122
		880,562
Specialty Retail - 5.7%
Home Depot, Inc.	23,995,000	985,715
Office Depot, Inc. (a)	383,700	6,212
Ross Stores, Inc.	399,176	10,486
Staples, Inc.	956,300	28,440
TJX Companies, Inc.	1,450,300	34,778
		1,065,631
TOTAL CONSUMER DISCRETIONARY		2,018,153
CONSUMER STAPLES - 7.9%
Beverages - 0.9%
PepsiCo, Inc.	1,806,790	89,581
The Coca-Cola Co.	1,783,400	72,513
		162,094
Food & Staples Retailing - 4.2%
CVS Corp.	9,629,500	418,498
Safeway, Inc. (a)	7,476,300	136,368
Wal-Mart Stores, Inc.	4,335,400	233,765
		788,631
Household Products - 0.4%
Colgate-Palmolive Co.	286,900	12,801
Kimberly-Clark Corp.	268,400	16,015
Procter & Gamble Co.	1,049,900	53,734
		82,550
Personal Products - 1.1%
Alberto-Culver Co.	4,289,645	192,433
Estee Lauder Companies, Inc. Class A	292,100	12,546
		204,979
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.3%
Altria Group, Inc.	4,886,500	$ 236,800
TOTAL CONSUMER STAPLES		1,475,054
ENERGY - 4.0%
Energy Equipment & Services - 2.9%
Diamond Offshore Drilling, Inc.	4,356,900	147,263
ENSCO International, Inc.	3,090,994	94,430
GlobalSantaFe Corp.	4,411,379	130,136
Nabors Industries Ltd. (a)	445,500	21,883
Transocean, Inc. (a)	4,134,500	145,741
		539,453
Oil & Gas - 1.1%
ChevronTexaco Corp.	3,335,200	176,966
Exxon Mobil Corp.	574,120	28,258
		205,224
TOTAL ENERGY		744,677
FINANCIALS - 26.6%
Capital Markets - 3.6%
Lehman Brothers Holdings, Inc.	634,700	52,141
Merrill Lynch & Co., Inc.	3,403,000	183,558
Morgan Stanley	8,176,500	417,737
Nuveen Investments, Inc. Class A	667,500	21,093
		674,529
Commercial Banks - 4.3%
Bank of America Corp.	11,398,598	510,543
North Fork Bancorp, Inc., New York	623,480	27,495
SouthTrust Corp.	2,217,700	96,625
Synovus Financial Corp.	1,677,200	45,603
Wachovia Corp.	2,006,300	98,730
Wells Fargo & Co.	344,300	20,562
		799,558
Consumer Finance - 0.5%
MBNA Corp.	3,674,900	94,188
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 4.0%
Citigroup, Inc.	10,747,739	$ 476,877
J.P. Morgan Chase & Co.	6,969,824	269,035
		745,912
Insurance - 8.8%
ACE Ltd.	1,588,150	60,445
AFLAC, Inc.	392,400	14,079
AMBAC Financial Group, Inc.	1,304,200	101,806
American International Group, Inc.	16,805,700	1,020,277
Hartford Financial Services Group, Inc.	3,481,320	203,588
MBIA, Inc.	1,153,000	66,713
MetLife, Inc.	3,908,600	149,895
PartnerRe Ltd.	390,300	22,696
		1,639,499
Thrifts & Mortgage Finance - 5.4%
Fannie Mae	11,813,780	828,737
MGIC Investment Corp.	1,743,400	112,118
New York Community Bancorp, Inc.	3,540,600	65,005
Sovereign Bancorp, Inc.	245,200	5,309
		1,011,169
TOTAL FINANCIALS		4,964,855
HEALTH CARE - 16.7%
Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	1,909,500	58,736
Medtronic, Inc.	535,700	27,380
Thermo Electron Corp. (a)	571,800	16,582
		102,698
Health Care Providers & Services - 4.7%
Cardinal Health, Inc.	16,997,870	794,650
Henry Schein, Inc. (a)	344,038	21,754
Service Corp. International (SCI) (a)	1,216,983	8,044
UnitedHealth Group, Inc.	787,200	56,993
		881,441
Pharmaceuticals - 11.5%
Barr Pharmaceuticals, Inc. (a)	282,400	10,632
Johnson & Johnson	6,233,100	363,888
Merck & Co., Inc.	3,418,400	107,030
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	28,495,300	$ 824,939
Recordati Spa	382,800	8,793
Schering-Plough Corp.	5,418,300	98,125
Wyeth	18,360,400	727,990
		2,141,397
TOTAL HEALTH CARE		3,125,536
INDUSTRIALS - 7.3%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	1,153,400	63,541
Northrop Grumman Corp.	630,900	32,649
United Technologies Corp.	817,700	75,899
		172,089
Air Freight & Logistics - 0.1%
Ryder System, Inc.	220,800	11,062
Commercial Services & Supplies - 0.4%
Aramark Corp. Class B	655,100	14,773
ChoicePoint, Inc. (a)	1,222,700	50,901
		65,674
Industrial Conglomerates - 5.1%
General Electric Co.	19,606,900	668,987
Tyco International Ltd.	8,839,700	275,357
		944,344
Machinery - 0.6%
Ingersoll-Rand Co. Ltd. Class A	1,772,900	121,337
Road & Rail - 0.2%
CSX Corp.	614,200	22,418
Union Pacific Corp.	311,800	19,634
		42,052
TOTAL INDUSTRIALS		1,356,558
INFORMATION TECHNOLOGY - 14.5%
Communications Equipment - 2.8%
Cisco Systems, Inc. (a)	17,454,000	335,291
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Comverse Technology, Inc. (a)	2,641,000	$ 54,510
Motorola, Inc.	7,475,000	129,019
		518,820
Computers & Peripherals - 2.1%
Dell, Inc. (a)	7,188,700	252,036
Diebold, Inc.	422,600	20,221
Hewlett-Packard Co.	6,272,100	117,037
Sun Microsystems, Inc. (a)	3,400,700	15,405
		404,699
Electronic Equipment & Instruments - 0.7%
Flextronics International Ltd. (a)	2,426,800	29,243
Jabil Circuit, Inc. (a)	1,177,600	28,627
Sanmina-SCI Corp. (a)	2,574,900	20,599
Solectron Corp. (a)	9,028,400	47,128
		125,597
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	1,336,500	72,906
First Data Corp.	2,638,500	108,917
		181,823
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	317,200	12,770
Applied Materials, Inc. (a)	2,159,200	34,763
Intel Corp.	9,432,400	209,965
KLA-Tencor Corp. (a)	737,200	33,565
Lam Research Corp. (a)	885,600	23,052
Linear Technology Corp.	215,400	8,159
Novellus Systems, Inc. (a)	604,600	15,665
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,237,659	24,509
United Microelectronics Corp. sponsored ADR (a)	6,080,176	21,281
Xilinx, Inc.	145,500	4,452
		388,181
Software - 5.8%
BEA Systems, Inc. (a)	5,128,200	41,641
Microsoft Corp.	35,658,737	998,088
VERITAS Software Corp. (a)	2,563,134	56,081
		1,095,810
TOTAL INFORMATION TECHNOLOGY		2,714,930
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.5%
Chemicals - 0.1%
Dow Chemical Co.	679,800	$ 30,550
Metals & Mining - 0.3%
Alcan, Inc.	1,138,000	52,655
Paper & Forest Products - 0.1%
Bowater, Inc.	267,500	9,855
International Paper Co.	216,200	8,326
		18,181
TOTAL MATERIALS		101,386
TELECOMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 6.6%
BellSouth Corp.	5,503,800	146,786
Qwest Communications International, Inc. (a)	29,569,300	101,127
SBC Communications, Inc.	31,169,591	787,344
Verizon Communications, Inc.	5,060,650	197,871
		1,233,128
Wireless Telecommunication Services - 0.4%
Nextel Communications, Inc. Class A (a)	3,103,900	82,222
TOTAL TELECOMMUNICATION SERVICES		1,315,350
UTILITIES - 1.2%
Electric Utilities - 1.1%
Entergy Corp.	679,700	44,425
FirstEnergy Corp.	2,107,300	87,095
PG&E Corp. (a)	2,133,800	68,367
		199,887
Gas Utilities - 0.0%
NiSource, Inc.	467,500	10,028
Multi-Utilities & Unregulated Power - 0.1%
Public Service Enterprise Group, Inc.	244,000	10,392
TOTAL UTILITIES		220,307
TOTAL COMMON STOCKS (Cost $17,318,313)		18,036,806
Convertible Preferred Stocks - 0.1%
	Shares	Value (000s)
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
International Paper Capital Trust 2.625%	426,800	$ 21,421
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $21,703)		21,421
Corporate Bonds - 0.6%
	Principal Amount (000s)
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (d)	$ 11,560	14,734
INDUSTRIALS - 0.4%
Industrial Conglomerates - 0.4%
Tyco International Group SA yankee 3.125% 1/15/23	51,110	76,967
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
CIENA Corp. 3.75% 2/1/08	8,560	7,169
TOTAL CONVERTIBLE BONDS		98,870
Nonconvertible Bonds - 0.0%
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp.:
9.375% 9/15/10	2,603	3,036
9.5% 6/1/09	866	995
		4,031
TOTAL CORPORATE BONDS (Cost $79,663)		102,901
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 1.69% to 1.7% 12/30/04 to 1/13/05 (e) (Cost $15,946)	16,000	15,943
Money Market Funds - 3.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 1.79% (b)	560,700,914	$ 560,701
Fidelity Securities Lending Cash Central Fund, 1.77% (b)(c)	117,539,004	117,539
TOTAL MONEY MARKET FUNDS (Cost $678,240)		678,240
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $18,113,865)		18,855,311
NET OTHER ASSETS - (0.9)%		(164,397)
NET ASSETS - 100%		$ 18,690,914
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
942 S&P 500 Index Contracts	Dec. 2004	$ 266,186	$ 877

The face value of futures purchased as a percentage of net assets - 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $14,734,000 or 0.1% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $15,943,000.
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $18,220,767,000. Net unrealized appreciation aggregated $634,544,000, of which $1,977,168,000 related to appreciated investment securities and $1,342,624,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate Income Fund

October 31, 2004

REI-QTLY-1204

1.809106.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 14.3%
	Shares	Value
CONSUMER DISCRETIONARY - 0.4%
Household Durables - 0.4%
D.R. Horton, Inc.	24,300	$ 729,000
KB Home	12,200	1,003,450
M.D.C. Holdings, Inc.	6,100	468,175
		2,200,625
FINANCIALS - 13.9%
Real Estate - 13.9%
Acadia Realty Trust (SBI)	180,300	2,776,620
AMB Property Corp. (SBI)	12,100	453,750
American Campus Communities, Inc.	87,000	1,644,300
American Financial Realty Trust (SBI)	40,600	596,820
Anworth Mortgage Asset Corp.	70,700	723,261
Apartment Investment & Management Co. Class A	29,300	1,075,017
Arbor Realty Trust, Inc.	41,900	875,710
Arden Realty, Inc.	29,100	991,728
AvalonBay Communities, Inc.	12,300	805,281
Bimini Mortgage Management, Inc.	87,900	1,401,126
BNP Residential Properties, Inc.	95,400	1,331,784
Boston Properties, Inc.	18,400	1,098,848
Capital Lease Funding, Inc.	95,600	1,046,820
Catellus Development Corp.	35,400	1,020,936
CBL & Associates Properties, Inc.	6,800	445,740
Commercial Net Lease Realty, Inc.	29,800	573,054
Cornerstone Realty Income Trust, Inc.	207,600	2,038,632
Duke Realty Corp.	59,600	2,032,360
Eagle Hospitality Properties Trust, Inc.	105,000	997,500
Equity Residential (SBI)	53,400	1,780,890
Federal Realty Investment Trust (SBI)	56,900	2,699,905
General Growth Properties, Inc.	104,700	3,454,053
General Growth Properties, Inc. warrants 11/9/04 (a)	10,470	7,957
Glenborough Realty Trust, Inc.	47,500	997,500
GMH Communities Trust	100,000	1,200,000
Health Care Property Investors, Inc.	26,500	737,495
Health Care REIT, Inc.	57,900	2,084,400
Healthcare Realty Trust, Inc.	44,900	1,811,715
Hersha Hospitality Trust	139,400	1,299,208
Home Properties of New York, Inc.	8,300	341,545
Impac Mortgage Holdings, Inc.	22,700	513,247
Inland Real Estate Corp.	218,100	3,280,224
Kimco Realty Corp.	37,700	2,056,535
Lexington Corporate Properties Trust	89,000	1,997,160
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
LTC Properties, Inc.	40,000	$ 756,400
Manufactured Home Communities, Inc.	56,000	1,931,440
MFA Mortgage Investments, Inc.	177,400	1,497,256
MortgageIT Holdings, Inc.	136,600	1,994,360
Nationwide Health Properties, Inc.	50,700	1,144,299
New Century Financial Corp.	28,300	1,560,745
Newcastle Investment Corp. (a)	35,500	1,086,655
Omega Healthcare Investors, Inc.	67,000	755,090
Origen Financial, Inc. (d)	100,000	752,500
Origen Financial, Inc.	54,700	411,618
Prentiss Properties Trust (SBI)	37,500	1,349,250
PS Business Parks, Inc. unit	40,000	1,021,200
Realty Income Corp.	10,000	479,900
Redwood Trust, Inc.	17,000	1,022,720
Regency Centers Corp.	28,500	1,392,510
Saxon Capital, Inc.	35,500	681,600
Simon Property Group, Inc.	34,204	1,994,777
Spirit Financial Corp. (d)	200,000	2,000,000
The St. Joe Co.	10,100	514,090
Trizec Properties, Inc.	101,700	1,622,115
U-Store-It Trust	100,000	1,671,000
U.S. Restaurant Properties, Inc.	10,100	178,972
Ventas, Inc.	50,100	1,347,690
Vornado Realty Trust	33,900	2,278,080
W.P. Carey & Co. LLC	40,900	1,263,810
		76,899,198
TOTAL COMMON STOCKS (Cost $69,627,446)		79,099,823
Preferred Stocks - 30.1%

Convertible Preferred Stocks - 1.0%
FINANCIALS - 1.0%
Real Estate - 1.0%
Crescent Real Estate Equities Co. Series A, 6.75%	17,700	377,010
Equity Office Properties Trust Series B, 5.25%	74,000	3,765,120
Glenborough Realty Trust, Inc. Series A, 7.75%	70,200	1,755,000
		5,897,130
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 29.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Hilton Hotels Corp. 8.00%	4,800	$ 126,672
FINANCIALS - 29.1%
Diversified Financial Services - 0.7%
Westcoast Hospitality Capital Trust 9.50%	135,000	3,489,750
Real Estate - 28.4%
Accredited Mortgage Loan Trust Series A, 9.75%	160,695	4,065,584
Affordable Residential Communties, Inc. Series A, 8.25%	184,000	4,646,000
Alexandria Real Estate Equities, Inc.:
Series B, 9.10%	101,200	2,752,640
Series C, 8.375%	25,000	668,750
American Home Mortgage Investment Corp. Series A, 9.375%	120,000	3,153,600
American Real Estate Partners LP 5.00% pay-in-kind (a)	992	8,392
Annaly Mortgage Management, Inc. Series A, 7.875%	226,000	5,539,260
Anthracite Capital, Inc. Series C, 9.375%	46,000	1,216,700
Apartment Investment & Management Co.:
Series D, 8.75%	16,335	411,805
Series G, 9.375%	66,600	1,788,210
Series Q, 10.10%	82,490	2,219,806
Series R, 10.00%	96,800	2,608,760
Series T, 8.00%	204,400	5,150,880
Series U, 7.75%	53,812	1,327,004
Series V, 8.00%	40,000	1,006,000
Ashford Hospitality Trust, Inc. Series A, 8.55%	80,000	2,054,400
Bedford Property Investors, Inc.:
Series A, 8.75% (d)	69,000	3,579,030
Series B, 7.625%	71,000	1,775,000
Brandywine Realty Trust Series C, 7.50%	60,500	1,551,825
Capital Automotive 6.75%	151,000	3,717,620
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	49,500	1,337,490
Series B, 8.75%	60,000	3,267,000
Cedar Shopping Centers, Inc. 8.875%	80,000	2,112,000
Colonial Properties Trust Series C, 9.25%	30,000	798,900
Commercial Net Lease Realty, Inc. Series A, 9.00%	19,200	524,160
Corporate Office Properties Trust:
Series F, 9.875% (a)	1,500	41,085
Series H, 7.50%	12,500	316,875
Cousins Properties, Inc. Series A, 7.75%	131,700	3,437,370
Crescent Real Estate Equities Co. Series B, 9.50%	18,700	507,705
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate - continued
CRT Properties, Inc. Series A, 8.50%	25,000	$ 675,000
Developers Diversified Realty Corp. (depositary shares):
Class F, 8.60%	7,200	193,680
Class G, 8.00%	42,800	1,125,640
Duke Realty Corp. (depositary shares) Series B, 7.99%	63,700	3,245,515
Eastgroup Properties, Inc. Series D, 7.95%	104,000	2,751,840
Equity Inns, Inc. Series B, 8.75%	60,000	1,590,000
Federal Realty Investment Trust Series B, 8.50%	11,600	310,532
Glimcher Realty Trust:
Series F, 8.75%	62,000	1,638,660
Series G, 8.125%	127,000	3,224,530
Health Care REIT, Inc.:
Series D, 7.875%	30,000	771,900
Series F, 7.625%	40,000	1,005,200
Highwoods Properties, Inc.:
(depositary shares) Series D, 8.00%	36,300	911,130
Series A, 8.625%	214	212,663
Series B, 8.00%	37,500	946,875
Host Marriott Corp.:
Class B, 10.00%	22,300	580,469
Class C, 10.00%	9,000	245,880
Series E, 8.875%	40,000	1,096,800
HRPT Properties Trust:
Series A, 9.875%	11,500	309,925
Series B, 8.75%	29,700	815,265
Innkeepers USA Trust Series C, 8.00%	70,000	1,789,900
iStar Financial, Inc.:
Series D, 8.00%	4,000	102,360
Series E, 7.875%	57,000	1,487,700
Series F, 7.80%	14,000	362,600
Kilroy Realty Corp. Series E, 7.80%	84,000	2,140,320
Kramont Realty Trust Series E, 8.25%	140,000	3,633,000
La Quinta Properties, Inc. (depositary shares) Series A, 9.00% (a)	10,000	255,800
LaSalle Hotel Properties:
Series A, 10.25%	192,400	5,369,884
Series B, 8.375%	19,400	502,460
Lexington Corporate Properties Trust Series B, 8.05%	124,500	3,222,060
LTC Properties, Inc. Series F, 8.00%	79,300	2,037,217
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate - continued
MFA Mortgage Investments, Inc. Series A, 8.50%	193,500	$ 4,779,450
Mid-America Apartment Communities, Inc. Series H, 8.30%	127,800	3,354,750
Nationwide Health Properties, Inc. 7.677%	30,439	3,135,217
New Plan Excel Realty Trust (depositary shares) Series D, 7.80%	22,231	1,189,359
Newcastle Investment Corp. Series B, 9.75%	145,800	3,981,798
Novastar Financial, Inc. Series C, 8.90%	35,800	912,900
Omega Healthcare Investors, Inc.:
Series B, 8.625% (a)	32,000	811,200
Series D, 8.375%	159,800	4,154,800
Parkway Properties, Inc. Series D, 8.00%	165,000	4,290,000
Prime Group Realty Trust Series B, 9.00%	37,500	928,125
ProLogis Series C, 8.54%	6,478	369,246
PS Business Parks, Inc.:
(depositary shares) Series F, 8.75%	21,500	574,050
Series D, 9.50%	28,100	754,204
Public Storage, Inc. Series Q, 8.60% (a)	1,000	26,710
RAIT Investment Trust:
Series A, 7.75%	199,500	4,937,625
Series B, 8.375%	100,000	2,500,000
Realty Income Corp. 8.25%	76,800	2,166,528
Saul Centers, Inc. 8.00%	156,800	4,155,200
Simon Property Group, Inc.:
Series G, 7.89%	28,900	1,554,820
Series J, 8.375%	17,100	1,026,000
SNH Capital Trust I Series Z, 10.125% (a)	43,300	1,175,595
Taubman Centers, Inc. Series A, 8.30%	66,500	1,695,750
The Mills Corp.:
Series B, 9.00%	25,000	688,250
Series C, 9.00%	63,100	1,723,892
Series E, 8.75% (a)	44,100	1,194,669
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate - continued
United Dominion Realty Trust, Inc. Series B, 8.60%	12,500	$ 343,250
Winston Hotels, Inc. Series B, 8.00%	35,600	890,000
		157,452,044
TOTAL FINANCIALS		160,941,794
TOTAL NONCONVERTIBLE PREFERRED STOCKS		161,068,466
TOTAL PREFERRED STOCKS (Cost $162,709,510)		166,965,596
Nonconvertible Bonds - 26.0%
	Principal Amount
CONSUMER DISCRETIONARY - 3.5%
Hotels, Restaurants & Leisure - 1.5%
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	$ 1,500,000	1,524,375
Felcor Lodging LP 9% 6/1/11 (g)	1,000,000	1,125,000
Hilton Hotels Corp. 7.625% 5/15/08	1,680,000	1,879,500
HMH Properties, Inc. 7.875% 8/1/08	202,000	208,060
Host Marriott LP:
7% 8/15/12 (d)	1,500,000	1,608,750
7.125% 11/1/13	1,503,000	1,619,483
		7,965,168
Household Durables - 2.0%
Beazer Homes USA, Inc. 8.375% 4/15/12	1,000,000	1,102,500
D.R. Horton, Inc.:
4.875% 1/15/10	1,000,000	987,500
9.375% 3/15/11	300,000	331,875
K. Hovnanian Enterprises, Inc. 7.75% 5/15/13	1,500,000	1,612,500
KB Home 7.75% 2/1/10	1,000,000	1,085,000
Ryland Group, Inc. 9.125% 6/15/11	1,000,000	1,120,000
Standard Pacific Corp. 9.25% 4/15/12	1,600,000	1,840,000
WCI Communities, Inc.:
7.875% 10/1/13	370,000	392,200
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
WCI Communities, Inc.: - continued
9.125% 5/1/12	$ 1,500,000	$ 1,668,750
William Lyon Homes, Inc. 7.5% 2/15/14	1,000,000	985,000
		11,125,325
TOTAL CONSUMER DISCRETIONARY		19,090,493
FINANCIALS - 20.0%
Diversified Financial Services - 0.7%
American Tower Escrow Corp. 0% 8/1/08 (c)	2,000,000	1,505,000
John Q. Hammons Hotels LP/John Q. Hammons Hotels Corp. III 8.875% 5/15/12	2,080,000	2,381,600
		3,886,600
Real Estate - 19.3%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	1,513,167	1,626,654
AMB Property LP:
6.9% 6/30/15 (g)	1,200,000	1,235,009
7.2% 12/15/05	1,080,000	1,131,046
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12 (d)	2,190,000	2,310,450
Archstone-Smith Trust 5% 8/15/07	200,000	207,275
Arden Realty LP:
5.2% 9/1/11	500,000	508,852
7% 11/15/07	1,000,000	1,106,032
8.5% 11/15/10	1,000,000	1,199,530
8.875% 3/1/05	500,000	510,026
Bay Apartment Communities, Inc. 6.625% 1/15/08	840,000	913,459
Brandywine Operating Partnership LP 4.5% 11/1/09	1,000,000	997,688
CarrAmerica Realty Corp.:
3.625% 4/1/09	1,000,000	973,461
5.25% 11/30/07	1,465,000	1,528,782
CB Richard Ellis Services, Inc. 9.75% 5/15/10	1,932,000	2,202,480
Colonial Properties Trust 7% 7/14/07	1,000,000	1,074,812
Commercial Net Lease Realty, Inc. 6.25% 6/15/14	500,000	527,393
Crescent Real Estate Equities LP 7.5% 9/15/07 (g)	1,500,000	1,530,000
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	2,000,000	2,180,000
Developers Diversified Realty Corp.:
4.625% 8/1/10	1,505,000	1,508,878
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate - continued
Developers Diversified Realty Corp.: - continued
6.625% 1/15/08	$ 550,000	$ 594,301
7.5% 7/15/18	200,000	226,478
Duke Realty LP:
5.25% 1/15/10	200,000	209,200
6.8% 2/12/09	1,500,000	1,674,740
EOP Operating LP:
2.64% 10/1/10 (g)	2,000,000	1,996,854
8.375% 3/15/06	1,000,000	1,070,863
ERP Operating LP 6.63% 4/13/15	450,000	457,925
Federal Realty Investment Trust 6.125% 11/15/07	1,200,000	1,281,277
First Industrial LP:
5.25% 6/15/09	1,000,000	1,033,670
7.375% 3/15/11	2,100,000	2,378,756
7.6% 5/15/07	1,000,000	1,099,349
Gables Realty LP:
5.75% 7/15/07	1,100,000	1,153,101
7.25% 2/15/06	500,000	523,692
Health Care REIT, Inc.:
6% 11/15/13	2,000,000	2,068,692
7.5% 8/15/07	1,500,000	1,640,697
8% 9/12/12	1,450,000	1,706,479
Healthcare Realty Trust, Inc.:
5.125% 4/1/14	1,000,000	976,193
8.125% 5/1/11	2,790,000	3,275,943
Heritage Property Investment Trust, Inc. 4.5% 10/15/09 (d)	1,000,000	1,001,080
Highwoods/Forsyth LP:
7% 12/1/06	500,000	528,765
7.125% 2/1/08	950,000	1,019,208
7.5% 4/15/18	1,250,000	1,339,100
Hospitality Properties Trust 6.75% 2/15/13	1,610,000	1,757,510
HRPT Properties Trust 6.5% 1/15/13	200,000	216,170
iStar Financial, Inc.:
5.125% 4/1/11	1,000,000	1,011,758
6.5% 12/15/13	1,000,000	1,070,000
7% 3/15/08	1,800,000	1,935,000
Liberty Property LP 7.25% 8/15/07	1,500,000	1,644,420
LNR Property Corp.:
7.25% 10/15/13	1,500,000	1,665,000
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate - continued
LNR Property Corp.: - continued
7.625% 7/15/13	$ 1,000,000	$ 1,110,000
Mack-Cali Realty LP 7.25% 3/15/09	100,000	112,083
MeriStar Hospitality Corp. 9% 1/15/08	3,000,000	3,150,000
Nationwide Health Properties, Inc. 8.25% 7/1/12	1,300,000	1,506,946
Omega Healthcare Investors, Inc.:
7% 4/1/14	1,970,000	2,016,788
7% 4/1/14 (d)(e)	500,000	512,500
Post Apartment Homes LP:
5.125% 10/12/11	1,500,000	1,516,130
6.85% 3/16/15 (g)	2,085,000	2,105,883
7.7% 12/20/10	1,500,000	1,737,230
Price Development Co. LP 7.29% 3/11/08	2,200,000	2,325,987
ProLogis 7.1% 4/15/08	775,000	860,509
Reckson Operating Partnership LP:
5.875% 8/15/14	1,000,000	1,021,463
7.75% 3/15/09	2,600,000	2,939,102
Security Capital Industrial Trust 7.95% 5/15/08	130,000	143,989
Senior Housing Properties Trust:
7.875% 4/15/15	585,000	646,425
8.625% 1/15/12	1,500,000	1,691,250
Shopping Center Associates 7.625% 5/15/05 (d)	1,500,000	1,534,713
Shurgard Storage Centers, Inc. 5.875% 3/15/13	2,000,000	2,067,546
Simon Property Group LP:
5.375% 8/28/08	550,000	579,220
7.125% 6/24/05	775,000	796,134
Tanger Properties LP 9.125% 2/15/08	300,000	337,500
The Rouse Co.:
3.625% 3/15/09	1,000,000	932,826
5.375% 11/26/13	2,000,000	1,885,474
7.2% 9/15/12	3,220,000	3,426,924
Thornburg Mortgage, Inc. 8% 5/15/13 (d)	3,000,000	3,127,500
United Dominion Realty Trust 5% 1/15/12	1,000,000	1,002,549
United Dominion Realty Trust, Inc. 6.5% 6/15/09	325,000	355,440
Ventas Realty LP/Ventas Capital Corp.:
6.625% 10/15/14 (d)	1,670,000	1,703,400
8.75% 5/1/09	800,000	912,000
9% 5/1/12	1,961,000	2,279,663
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate - continued
Vornado Realty LP 4.5% 8/15/09	$ 1,000,000	$ 1,007,647
Vornado Realty Trust 5.625% 6/15/07	1,700,000	1,785,590
		106,958,459
TOTAL FINANCIALS		110,845,059
HEALTH CARE - 1.5%
Health Care Providers & Services - 1.5%
Beverly Enterprises, Inc. 7.875% 6/15/14 (d)	1,030,000	1,102,100
Extendicare Health Services, Inc. 6.875% 5/1/14	1,500,000	1,541,250
Genesis HealthCare Corp. 8% 10/15/13	2,080,000	2,262,000
Mariner Health Care, Inc. 8.25% 12/15/13 (d)	2,950,000	3,348,250
		8,253,600
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
American Tower Corp. 7.125% 10/15/12 (d)	1,000,000	1,015,000
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	2,160,000	2,300,400
7.5% 12/1/13	90,000	95,850
9.375% 8/1/11	2,000,000	2,270,000
		5,681,250
TOTAL NONCONVERTIBLE BONDS (Cost $138,704,625)		143,870,402
Asset-Backed Securities - 2.8%

ABSC NIMS Trust:
Series 2003-HE4 Class A, 7% 8/17/33 (d)	737,259	740,945
Series 2003-HE5 Class A, 7% 8/17/33 (d)	446,678	448,912
Series 2003-HE7 Class A, 7% 12/15/33 (d)	754,073	757,843
Series 2004-HE1 Class A, 7% 1/17/34	2,147,884	2,147,092
Cayman ABSC NIMS Trust Series 2004-HE2 Class A1, 6.75% 4/25/34 (d)	1,173,909	1,178,605
Conseco Finance Securitizations Corp. Series 2000-4 Class A4, 7.73% 4/1/31	1,324,646	1,279,476
Countrywide Home Loans Series 2004-11N Class N, 5.25% 4/25/36 (d)	770,000	769,588
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)	850,000	901,223
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont NIMS Trust Series 2003-B Class NOTE, 5.65% 11/25/33 (d)	$ 244,673	$ 244,062
Green Tree Financial Corp. Series 1996-4 Class M1, 7.75% 6/15/27	1,788,179	1,391,937
GS Mortgage Securities Corp. 5.5% 11/25/32 (d)	221,579	221,358
Home Equity Asset Trust Series 2003-6 Class NIMS 22, 6.5% 3/27/34 (d)	1,037,331	1,036,683
Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (d)	15,445	15,522
Series 2003-3N Class A, 8% 9/27/33 (d)	23,018	23,190
Morgan Stanley Dean Witter Capital I Trust Series 2001-NC2 Class B1, 3.8825% 1/25/32 (g)	298,796	297,672
OMI Trust:
Series 2000-A Class A2, 7.765% 5/15/17	1,084,513	932,333
Series 2002-B Class A4, 7.09% 6/15/32	2,000,000	1,848,309
Park Place NIMS Trust Series 2004-WCW1, 5.65% 9/25/34 (d)	1,180,642	1,177,691
TOTAL ASSET-BACKED SECURITIES (Cost $15,592,568)		15,412,441
Collateralized Mortgage Obligations - 2.0%

Private Sponsor - 1.9%
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (d)	228,407	215,559
Series 2002-R2 Class 2B3, 4.4704% 7/25/33 (d)(g)	281,689	177,992
Series 2003-40 Class B3, 4.5% 10/25/18	284,618	255,178
Series 2003-R2 Class B3, 5.5% 5/25/43 (d)	602,649	448,220
Series 2003-R3:
Class B2, 5.5% 11/25/33	1,904,836	1,644,111
Class B3, 5.5% 11/25/33	570,369	450,057
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (g)	670,000	519,041
CS First Boston Mortgage Securities Corp. Series 2003-TFLA Class F, 2.4433% 4/15/13 (d)(g)	2,000,000	2,014,282
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2002-A Class B10, 18.0581% 10/10/34 (g)	560,480	581,498
Series 2003-B Class B9, 13.8081% 7/10/35 (d)(g)	978,876	1,016,276
Series 2004-C Class B5, 3.19% 9/10/36 (g)	399,560	399,560
Residential Funding Mortgage Securities I, Inc. Series 2002-S20 Class M3, 5.25% 12/25/17	91,987	88,853
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (d)	192,319	171,555
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Resix Finance Ltd. floater:
Series 2003-D Class B8, 8.3581% 12/10/35 (d)(g)	$ 739,716	$ 773,261
Series 2004-A Class B7, 6.1081% 2/10/36 (d)(g)	694,384	694,381
Series 2004-B Class B7, 5.8581% 2/10/36 (d)(g)	835,064	835,064
TOTAL PRIVATE SPONSOR		10,284,888
U.S. Government Agency - 0.1%
Fannie Mae:
Series 2003-W1 Class B3, 5.75% 12/25/42	340,781	260,378
Series 2003-W4 Class 2B3, 4.538% 10/25/42 (d)(g)	86,123	53,934
Fannie Mae guaranteed REMIC pass thru certificates Series 2003-W10 Class 2B3, 4.3829% 6/25/43 (g)	200,983	123,040
Fannie Mae REMIC pass thru certificates:
Series 2001-W3 Class B3, 7% 9/25/41	301,318	254,614
Series 2002-W1 Class 3B3, 4.4655% 2/25/42 (d)(g)	175,843	117,430
TOTAL U.S. GOVERNMENT AGENCY		809,396
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,890,316)		11,094,284
Commercial Mortgage Securities - 12.8%

Asset Securitization Corp. Series 1997-D4:
Class B1, 7.525% 4/14/29	2,500,000	2,888,021
Class B2, 7.525% 4/14/29	515,000	425,947
Banc of America Commercial Mortgage, Inc.:
Series 2002-PB2 Class XC, 0.4373% 6/11/35 (d)(f)(g)	77,049,294	1,914,544
Series 2003-2:
Class BWD, 6.947% 10/11/37 (d)	434,000	433,602
Class BWE, 7.226% 10/11/37 (d)	588,000	587,106
Class BWF, 7.55% 10/11/37 (d)	519,000	517,819
Class BWG, 8.155% 10/11/37 (d)	503,000	496,974
Class BWH, 9.073% 10/11/37 (d)	264,000	264,755
Class BWJ, 9.99% 10/11/37 (d)	434,000	434,291
Class BWK, 10.676% 10/11/37 (d)	341,000	339,823
Class BWL, 10.1596% 10/11/37 (d)	575,000	528,452
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class A3, 2.19% 11/15/15 (d)(g)	4,000,000	4,000,483
Commercial Mortgage Securities - continued
	Principal Amount	Value
Columbia Center Trust floater Series 2000-CCT Class E, 3.37% 12/15/09 (d)(g)	$ 800,000	$ 797,821
Commercial Mortgage Asset Trust Series 1999-C1 Class X, 1.1203% 1/17/32 (d)(f)(g)	17,103,016	873,742
Commercial Mortgage pass thru certificates:
floater Series 2004-CNL:
Class G, 2.8381% 9/15/14 (d)(g)	125,000	125,078
Class H, 2.9381% 9/15/14 (d)(g)	135,000	135,084
Series 2000-C1 Class G, 6.85% 8/15/33 (d)	2,800,000	2,780,558
CS First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (d)	4,250,000	3,082,253
Series 1998-C2 Class F, 6.75% 11/11/30 (d)	2,000,000	1,993,909
Series 2003-TFLA Class AX, 0.5495% 4/15/13 (d)(f)(g)	21,595,000	107,975
Series 2004-C3 Class AX, 0.0885% 7/15/36 (d)(f)(g)	61,026,519	1,041,662
Series 2004-TFLA Class AX, 1.7495% 2/15/14 (d)(f)(g)	68,935,059	1,723,376
DLJ Commercial Mortgage Corp. Series 1998-CF2 Class B3, 6.04% 11/12/31	2,000,000	2,034,782
EQI Financing Partnership I LP Series 1997-1 Class C, 7.58% 2/20/17 (d)	2,500,000	2,587,775
First Chicago/Lennar Trust I:
Series 1997-CHL1 Class E, 7.8558% 4/29/39 (d)(g)	1,999,096	2,058,132
weighted average coupon Series 1997-CHL1 Class D, 7.8558% 4/29/39 (d)(g)	1,749,193	1,867,537
Global Signal Trust Series 2004-1:
Class F, 8.08% 1/15/34 (d)(g)	2,860,000	2,817,341
Class G, 10% 1/15/34 (d)(g)	2,640,000	2,599,509
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 5.09% 7/5/18 (d)(g)	1,123,678	1,123,678
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2001-A:
Class G, 6% 10/15/32 (d)(g)	2,895,000	1,730,834
Class X, 1.9795% 10/15/32 (d)(f)(g)	22,534,099	1,109,101
J.P. Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29	5,885,000	6,592,587
Series 1999-C7 Class F, 6% 10/15/35 (d)	350,000	357,189
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-C4A Class F, 4.1063% 7/11/15 (d)(g)	147,960	148,117
LTC Commercial Mortgage pass thru certificates Series 1998-1:
Class D, 6.96% 5/28/30 (d)	2,250,000	2,361,611
Class E, 7.792% 5/28/30 (d)	2,020,000	2,100,642
Commercial Mortgage Securities - continued
	Principal Amount	Value
Meristar Commercial Mortgage Trust Series 1999-C1 Class X, 0.2154% 3/3/16 (d)(f)	$ 36,650,000	$ 321,153
Merrill Lynch Mortgage Investors, Inc. Series 2001-HRPA Class G, 6.778% 2/3/16 (d)	820,000	896,110
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 9/15/13	750,000	749,355
Class E, 7.983% 10/15/13	1,453,000	1,451,241
Class X, 8.056% 1/15/18 (f)(g)	7,196,356	3,370,125
Morgan Stanley Capital I, Inc.:
Series 1997-C1 Class F, 6.85% 2/15/20 (d)	500,000	538,936
Series 1997-HF1 Class G, 6.86% 7/15/29 (d)	555,000	582,894
Series 1998-HF1 Class F, 7.18% 3/15/30 (d)	1,500,000	1,659,961
Nationslink Funding Corp. Series 1998-2 Class F, 7.105% 8/20/30 (d)	2,075,000	2,315,236
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (d)	2,800,000	2,956,979
Trizechahn Office Properties Trust Series 2001-TZHA Class E4, 7.604% 5/15/16 (d)	790,000	900,541
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $66,056,713)		70,724,641
Floating Rate Loans - 2.0%

CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Lake Las Vegas LLC Tranche 1, term loan 4.5163% 11/1/09 (g)	430,000	435,913
Wyndham International, Inc. term loan 6.625% 6/30/06 (g)	3,366,901	3,371,110
		3,807,023
FINANCIALS - 1.2%
Diversified Financial Services - 0.4%
American Tower LP Tranche B term loan 4.4794% 8/31/11 (g)	997,500	1,012,463
Landsource Communication Development LLC Tranche B term loan 4.5% 3/31/10 (g)	1,200,000	1,215,000
		2,227,463
Real Estate - 0.8%
Apartment Investment & Management Co. term loan 4.18% 11/3/09 (g)	2,000,000	2,000,000
Floating Rate Loans - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate - continued
Crescent Real Estate Funding XII LP term loan 4.1139% 1/12/06 (g)	$ 2,181,761	$ 2,189,943
Newkirk Master LP term loan 6.4117% 11/24/06 (g)	211,009	213,646
		4,403,589
TOTAL FINANCIALS		6,631,052
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Beverly Enterprises, Inc. term loan 4.5103% 10/22/08 (g)	198,000	200,970
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
SpectraSite Communications, Inc. term loan 3.87% 12/31/07 (g)	619,778	621,327
TOTAL FLOATING RATE LOANS (Cost $11,116,688)		11,260,372
Preferred Securities - 0.1%
	Shares
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 15.4303% 6/28/38 (d)(g)	590,000	612,054
TOTAL PREFERRED SECURITIES (Cost $590,000)		612,054
Fixed-Income Funds - 3.6%

Fidelity Ultra-Short Central Fund (h) (Cost $20,000,002)	200,894	19,990,962
Money Market Funds - 6.4%
	Shares	Value
Fidelity Cash Central Fund, 1.79% (b) (Cost $35,437,240)	35,437,240	$ 35,437,240
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $530,725,108)		554,467,815
NET OTHER ASSETS - (0.1)%		(575,230)
NET ASSETS - 100%		$ 553,892,585
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $91,453,486 or 16.5% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $530,735,416. Net unrealized appreciation aggregated $23,732,399, of which $26,477,365 related to appreciated investment securities and $2,744,966 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Blue Chip Growth Fund

October 31, 2004

BCF-QTLY-1204

1.809076.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.8%
Hotels, Restaurants & Leisure - 1.8%
Brinker International, Inc. (a)	2,185,700	$ 70,598
Carnival Corp. unit	2,446,800	123,710
McDonald's Corp.	4,544,500	132,472
Royal Caribbean Cruises Ltd.	1,399,800	65,231
		392,011
Household Durables - 0.2%
Leggett & Platt, Inc.	1,475,600	41,509
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	1,187,900	40,543
eBay, Inc. (a)	1,471,100	143,594
		184,137
Media - 4.0%
Clear Channel Communications, Inc.	1,588,900	53,069
Comcast Corp. Class A (a)	394,652	11,642
EchoStar Communications Corp. Class A (a)	1,538,934	48,661
Fox Entertainment Group, Inc. Class A (a)	1,810,900	53,711
News Corp. Ltd. ADR	2,544,400	82,082
Omnicom Group, Inc.	1,510,600	119,186
Time Warner, Inc. (a)	8,843,032	147,148
Tribune Co.	929,000	40,133
Univision Communications, Inc. Class A (a)	3,401,100	105,298
Viacom, Inc. Class B (non-vtg.)	3,728,896	136,067
Walt Disney Co.	3,404,100	85,851
XM Satellite Radio Holdings, Inc. Class A (a)	715,300	23,118
		905,966
Multiline Retail - 0.4%
Kohl's Corp. (a)	865,300	43,923
Target Corp.	902,600	45,148
		89,071
Specialty Retail - 2.9%
Best Buy Co., Inc.	282,350	16,721
Home Depot, Inc.	9,738,400	400,053
Lowe's Companies, Inc.	1,627,600	91,601
Ross Stores, Inc.	1,959,000	51,463
Staples, Inc.	3,360,800	99,950
		659,788
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc.	1,084,600	$ 44,338
NIKE, Inc. Class B	1,423,200	115,720
		160,058
TOTAL CONSUMER DISCRETIONARY		2,432,540
CONSUMER STAPLES - 11.3%
Beverages - 2.4%
Anheuser-Busch Companies, Inc.	1,441,800	72,018
PepsiCo, Inc.	6,544,862	324,494
The Coca-Cola Co.	3,544,500	144,119
		540,631
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	470,400	22,551
CVS Corp.	1,869,300	81,240
Sysco Corp.	1,991,700	64,272
Wal-Mart Stores, Inc.	8,462,755	456,312
Walgreen Co.	2,322,700	83,362
		707,737
Food Products - 0.2%
Bunge Ltd.	1,026,600	49,000
Household Products - 2.6%
Colgate-Palmolive Co.	3,497,900	156,076
Procter & Gamble Co.	8,167,180	417,996
		574,072
Personal Products - 2.5%
Avon Products, Inc.	4,349,000	172,003
Estee Lauder Companies, Inc. Class A	1,277,000	54,847
Gillette Co.	7,924,000	328,688
		555,538
Tobacco - 0.5%
Altria Group, Inc.	2,294,300	111,182
TOTAL CONSUMER STAPLES		2,538,160
ENERGY - 5.1%
Energy Equipment & Services - 3.0%
Baker Hughes, Inc.	3,702,100	158,561
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
BJ Services Co.	1,960,300	$ 99,975
Halliburton Co.	1,282,800	47,515
Nabors Industries Ltd. (a)	1,889,100	92,793
Schlumberger Ltd. (NY Shares)	2,423,700	152,548
Transocean, Inc. (a)	1,697,100	59,823
Weatherford International Ltd. (a)	1,250,500	65,351
		676,566
Oil & Gas - 2.1%
Burlington Resources, Inc.	1,690,400	70,152
ChevronTexaco Corp.	1,851,200	98,225
Exxon Mobil Corp.	3,436,400	169,140
Total SA Series B	593,000	123,676
		461,193
TOTAL ENERGY		1,137,759
FINANCIALS - 13.5%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.	640,600	63,022
Lehman Brothers Holdings, Inc.	1,428,700	117,368
Merrill Lynch & Co., Inc.	1,886,200	101,742
Morgan Stanley	2,558,800	130,729
State Street Corp.	848,800	38,238
		451,099
Commercial Banks - 1.4%
Bank of America Corp.	5,493,100	246,036
Wachovia Corp.	812,600	39,988
Wells Fargo & Co.	342,100	20,430
		306,454
Consumer Finance - 2.9%
American Express Co.	5,217,529	276,894
Capital One Financial Corp.	1,351,000	99,650
MBNA Corp.	6,972,000	178,692
SLM Corp.	2,178,800	98,612
		653,848
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 2.1%
Citigroup, Inc.	9,591,354	$ 425,568
J.P. Morgan Chase & Co.	1,382,804	53,376
		478,944
Insurance - 3.1%
AFLAC, Inc.	1,638,100	58,775
AMBAC Financial Group, Inc.	1,493,200	116,559
American International Group, Inc.	7,428,955	451,012
MBIA, Inc.	1,151,650	66,634
		692,980
Thrifts & Mortgage Finance - 2.0%
Fannie Mae	4,621,100	324,170
Freddie Mac	252,100	16,790
Golden West Financial Corp., Delaware	985,600	115,236
		456,196
TOTAL FINANCIALS		3,039,521
HEALTH CARE - 19.7%
Biotechnology - 2.4%
Alkermes, Inc. (a)	632,500	7,824
Amgen, Inc. (a)	3,598,500	204,395
Biogen Idec, Inc. (a)	1,753,050	101,957
Cephalon, Inc. (a)	843,000	40,186
Genentech, Inc. (a)	3,074,500	139,982
Millennium Pharmaceuticals, Inc. (a)	2,533,900	32,890
Protein Design Labs, Inc. (a)	832,100	15,935
		543,169
Health Care Equipment & Supplies - 4.7%
Baxter International, Inc.	2,800,400	86,140
Becton, Dickinson & Co.	1,634,600	85,817
Boston Scientific Corp. (a)	1,763,980	62,268
Cytyc Corp. (a)	3,088,100	80,569
Fisher Scientific International, Inc. (a)	772,000	44,282
Guidant Corp.	1,192,800	79,464
Medtronic, Inc.	5,649,600	288,751
Millipore Corp. (a)	1,070,100	49,214
St. Jude Medical, Inc. (a)	1,793,300	137,313
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Waters Corp. (a)	1,934,300	$ 79,867
Zimmer Holdings, Inc. (a)	724,880	56,243
		1,049,928
Health Care Providers & Services - 2.0%
Cardinal Health, Inc.	868,775	40,615
Health Management Associates, Inc. Class A	1,226,100	25,331
Laboratory Corp. of America Holdings (a)	1,348,700	61,770
Quest Diagnostics, Inc.	683,600	59,842
UnitedHealth Group, Inc.	3,666,800	265,476
		453,034
Pharmaceuticals - 10.6%
Abbott Laboratories	5,091,800	217,063
Allergan, Inc.	1,079,200	77,228
AstraZeneca PLC sponsored ADR	1,867,300	76,933
Barr Pharmaceuticals, Inc. (a)	1,828,200	68,832
Eli Lilly & Co.	2,090,200	114,773
Johnson & Johnson	9,263,104	540,780
Merck & Co., Inc.	3,657,600	114,519
Pfizer, Inc.	25,558,900	739,930
Schering-Plough Corp.	8,462,500	153,256
Watson Pharmaceuticals, Inc. (a)	208,900	5,855
Wyeth	6,643,000	263,395
		2,372,564
TOTAL HEALTH CARE		4,418,695
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.1%
EADS NV	4,900,000	140,146
Honeywell International, Inc.	1,832,100	61,705
Northrop Grumman Corp.	2,323,000	120,215
The Boeing Co.	3,225,500	160,952
		483,018
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	2,486,800	196,905
Airlines - 0.3%
Southwest Airlines Co.	4,376,100	69,011
Building Products - 0.3%
Masco Corp.	1,810,200	62,017
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 1.1%
Avery Dennison Corp.	1,226,700	$ 74,632
Career Education Corp. (a)	946,900	29,704
Cintas Corp.	1,125,500	48,554
Robert Half International, Inc.	2,467,000	65,450
Waste Management, Inc.	677,300	19,290
		237,630
Construction & Engineering - 0.3%
Fluor Corp.	1,316,000	61,115
Industrial Conglomerates - 5.9%
3M Co.	3,463,000	268,625
General Electric Co.	25,533,900	871,217
Tyco International Ltd.	6,169,500	192,180
		1,332,022
Machinery - 0.5%
Danaher Corp.	1,388,400	76,542
Ingersoll-Rand Co. Ltd. Class A	589,750	40,362
		116,904
TOTAL INDUSTRIALS		2,558,622
INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 3.3%
Cisco Systems, Inc. (a)	24,336,500	467,504
QUALCOMM, Inc.	5,920,800	247,549
Telefonaktiebolaget LM Ericsson ADR (a)	705,500	20,396
		735,449
Computers & Peripherals - 3.9%
Dell, Inc. (a)	10,688,700	374,746
EMC Corp. (a)	11,206,300	144,225
International Business Machines Corp.	3,513,100	315,301
Lexmark International, Inc. Class A (a)	473,842	39,381
		873,653
Electronic Equipment & Instruments - 0.6%
CDW Corp.	1,109,000	68,791
Flextronics International Ltd. (a)	5,942,500	71,607
		140,398
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.3%
Google, Inc. Class A	424,800	$ 81,011
Yahoo!, Inc. (a)	6,114,064	221,268
		302,279
IT Services - 1.8%
Affiliated Computer Services, Inc. Class A (a)	1,531,900	83,565
Automatic Data Processing, Inc.	663,880	28,806
DST Systems, Inc. (a)	1,526,600	68,468
First Data Corp.	3,618,900	149,388
Paychex, Inc.	2,059,920	67,553
		397,780
Semiconductors & Semiconductor Equipment - 6.2%
Altera Corp. (a)	3,708,500	84,294
Analog Devices, Inc.	3,286,100	132,298
Applied Materials, Inc. (a)	4,408,400	70,975
Intel Corp.	22,209,640	494,387
Intersil Corp. Class A	2,528,000	41,257
KLA-Tencor Corp. (a)	2,175,800	99,064
Lam Research Corp. (a)	1,286,400	33,485
Linear Technology Corp.	1,506,160	57,053
Marvell Technology Group Ltd. (a)	2,386,000	68,168
Microchip Technology, Inc.	813,700	24,614
PMC-Sierra, Inc. (a)	3,169,500	32,519
Teradyne, Inc. (a)	1,680,900	27,836
Texas Instruments, Inc.	5,878,500	143,729
Xilinx, Inc.	2,439,100	74,636
		1,384,315
Software - 6.3%
Adobe Systems, Inc.	755,668	42,340
BEA Systems, Inc. (a)	3,577,500	29,049
Cadence Design Systems, Inc. (a)	1,926,600	23,967
McAfee, Inc. (a)	1,766,500	42,749
Microsoft Corp.	37,157,800	1,040,058
Oracle Corp. (a)	10,391,000	131,550
Siebel Systems, Inc. (a)	1,914,900	18,192
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Synopsys, Inc. (a)	1,762,654	$ 28,626
VERITAS Software Corp. (a)	2,678,628	58,608
		1,415,139
TOTAL INFORMATION TECHNOLOGY		5,249,013
MATERIALS - 1.3%
Chemicals - 1.1%
Dow Chemical Co.	3,130,200	140,671
Praxair, Inc.	2,671,800	112,750
		253,421
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp. (a)	2,825,716	49,054
TOTAL MATERIALS		302,475
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	2,045,400	79,975
Wireless Telecommunication Services - 0.5%
Nextel Communications, Inc. Class A (a)	4,561,200	120,826
TOTAL TELECOMMUNICATION SERVICES		200,801
TOTAL COMMON STOCKS (Cost $18,191,644)		21,877,586
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(d)	132,000	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,980)		0
Money Market Funds - 2.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 1.79% (b)	502,912,028	$ 502,912
Fidelity Securities Lending Cash Central Fund, 1.77% (b)(c)	22,938,652	22,939
TOTAL MONEY MARKET FUNDS (Cost $525,851)		525,851
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.79%, dated 10/29/04 due 11/1/04) (Cost $2,859)	$ 2,859	2,859
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $18,722,334)		22,406,296
NET OTHER ASSETS - 0.3%		66,834
NET ASSETS - 100%		$ 22,473,130
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 2,276
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $18,732,491,000. Net unrealized appreciation aggregated $3,673,805,000, of which $4,913,173,000 related to appreciated investment securities and $1,239,368,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Real Estate Fund

October 31, 2004

IRE-QTLY-1204

1.809077.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Australia - 15.3%
Centro Properties Group unit	103,200	$ 373,992
CFS Gandel Retail Trust	300,900	353,719
Commonwealth Property Office Fund	127,500	124,105
DB RREEF Trust unit (a)	162,237	156,703
General Property Trust	106,700	297,197
Investa Property Group	102,900	160,256
Macquarie Goodman Industrial Trust	300,600	452,399
Mirvac Group	1,800	6,105
Ronin Property Group	312,000	322,382
Stockland	158,700	699,889
Westfield Group unit (a)	57,300	643,551
TOTAL AUSTRALIA		3,590,298
Austria - 0.8%
IMMOFINANZ Immobilien Anlagen AG (a)	20,600	178,206
Finland - 1.8%
Citycon Oyj	81,000	223,896
Sponda Oyj	21,800	197,793
TOTAL FINLAND		421,689
France - 7.6%
Gecina SA	5,100	442,495
Klepierre SA	5,200	397,936
Nexity	4,900	117,196
Unibail (Reg.)	6,200	817,216
TOTAL FRANCE		1,774,843
Greece - 0.8%
Babis Vovos International Technical SA	13,270	196,987
Hong Kong - 16.8%
Cheung Kong Holdings Ltd. ADR	25,800	216,720
Hang Lung Properties Ltd.	187,000	277,484
Henderson Land Development Co. Ltd.	116,700	541,243
Hong Kong Land Holdings Ltd.	181,000	372,860
Hysan Development Co. Ltd.	145,000	240,310
Kerry Properties Ltd.	148,000	285,211
New World Development Co. Ltd.	291,000	254,224
Sino Land Co.	410,000	350,283
Sun Hung Kai Properties Ltd.	151,000	1,396,763
TOTAL HONG KONG		3,935,098
Common Stocks - continued
	Shares	Value
Italy - 1.8%
Beni Stabili Spa	241,200	$ 211,033
Pirelli & C. Real Estate Spa	5,000	219,469
TOTAL ITALY		430,502
Japan - 12.0%
Japan Prime Realty Investment Corp.	78	224,784
Japan Real Estate Investment Corp.	30	240,374
Japan Retail Fund Investment Corp.	24	192,073
Mitsubishi Estate Co. Ltd.	42,000	444,069
Mitsui Fudosan Co. Ltd.	94,000	999,197
Nippon Building Fund, Inc.	58	488,836
NTT Urban Development Co. (a)	5	21,260
Sumitomo Realty & Development Co. Ltd.	18,000	198,139
TOTAL JAPAN		2,808,732
Netherlands - 7.9%
Corio NV	8,705	436,346
Eurocommercial Properties NV	8,658	289,843
Nieuwe Steen Investments NV	10,827	225,149
Rodamco Europe NV	7,400	504,739
Wereldhave NV	4,300	385,190
TOTAL NETHERLANDS		1,841,267
Singapore - 3.1%
Ascendas Real Estate Investment Trust (A-REIT)	150,000	140,714
CapitaLand Ltd.	201,000	223,609
Keppel Land Ltd.	124,000	134,965
Singapore Land Ltd.	87,000	233,332
TOTAL SINGAPORE		732,620
Spain - 1.7%
Inmobiliaria Colonial	7,000	243,565
Metrovacesa SA	3,300	144,174
TOTAL SPAIN		387,739
Sweden - 0.8%
Castellum AB	6,700	193,195
Switzerland - 1.1%
PSP Swiss Property AG	6,102	245,859
United Kingdom - 23.5%
British Land Co. PLC	78,200	1,070,596
Brixton PLC	40,300	222,727
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Capital & Regional PLC	44,500	$ 466,120
CLS Holdings PLC (a)	33,300	202,551
Derwent Valley Holdings PLC	10,200	177,975
Eurocastle Investment Ltd.	6,000	122,698
Hammerson PLC	37,400	503,777
Land Securities Group PLC	29,200	640,156
Liberty International PLC	34,700	549,029
Minerva PLC	24,200	125,409
Shaftesbury PLC	56,200	288,914
Slough Estates PLC	64,900	541,754
Unite Group PLC	59,800	268,135
Workspace Group PLC	8,700	318,952
TOTAL UNITED KINGDOM		5,498,793
TOTAL COMMON STOCKS (Cost $21,763,996)		22,235,828
Cash Equivalents - 7.6%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.8%, dated 10/29/04 due 11/1/04) (Cost $1,782,000)	$ 1,782,267	1,782,000
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $23,545,996)		24,017,828
NET OTHER ASSETS - (2.6)%		(617,794)
NET ASSETS - 100%		$ 23,400,034
Legend
(a) Non-income producing
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $23,546,151. Net unrealized appreciation aggregated $471,677, of which $681,948 related to appreciated investment securities and $210,271 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Leveraged Company Stock Fund

October 31, 2004

LSF-QTLY-1204

1.809078.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 1.0%
Dana Corp.	204,100	$ 3,043
Tenneco Automotive, Inc. (a)	135,500	1,726
TRW Automotive Holdings Corp.	618,100	11,348
		16,117
Hotels, Restaurants & Leisure - 1.0%
Centerplate, Inc. unit	363,005	4,991
Friendly Ice Cream Corp. (a)(d)	423,400	3,789
Sunterra Corp. (a)	342,900	3,652
Wyndham International, Inc. Class A (a)	4,529,500	3,216
		15,648
Media - 5.0%
Cablevision Systems Corp. - NY Group Class A (a)	242,900	4,999
Liberty Media International, Inc. Class A (a)	11,987	432
News Corp. Ltd. sponsored ADR	90,444	2,844
NTL, Inc. (a)	745,907	49,610
Spanish Broadcasting System, Inc. Class A (a)	209,400	2,119
The DIRECTV Group, Inc. (a)	619,645	10,391
Time Warner, Inc. (a)	277,400	4,616
UnitedGlobalCom, Inc. Class A (a)	582,912	4,360
		79,371
Specialty Retail - 0.7%
AutoNation, Inc. (a)	247,600	4,266
Gap, Inc.	303,400	6,062
		10,328
TOTAL CONSUMER DISCRETIONARY		121,464
CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 1.8%
Koninklijke Ahold NV sponsored ADR	1,340,400	9,316
Kroger Co. (a)	371,300	5,610
Pathmark Stores, Inc. (a)	1,297,047	5,590
Safeway, Inc. (a)	445,700	8,130
		28,646
Food Products - 0.5%
Kellogg Co.	184,900	7,951
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.5%
Revlon, Inc. Class A (a)	3,225,199	$ 7,837
TOTAL CONSUMER STAPLES		44,434
ENERGY - 34.6%
Energy Equipment & Services - 5.3%
Grant Prideco, Inc. (a)	606,300	12,466
Grey Wolf, Inc. (a)	4,440,200	23,000
Hanover Compressor Co. (a)	451,500	5,879
Nabors Industries Ltd. (a)	163,100	8,011
Petroleum Geo-Services ASA ADR (a)	371,153	17,131
Pride International, Inc. (a)	141,000	2,606
Rowan Companies, Inc. (a)	321,100	8,198
Universal Compression Holdings, Inc. (a)	184,700	6,387
		83,678
Oil & Gas - 29.3%
Burlington Resources, Inc.	709,500	29,444
Chesapeake Energy Corp.	1,755,600	28,230
Comstock Resources, Inc. (a)	311,800	6,860
Forest Oil Corp. (a)	2,195,400	66,960
Frontline Ltd.	185,300	9,150
Frontline Ltd. (NY Shares)	287,300	14,388
General Maritime Corp. (a)(d)	2,638,500	100,263
Houston Exploration Co. (a)	89,200	5,227
OMI Corp.	2,310,300	41,470
Overseas Shipholding Group, Inc.	123,200	7,016
Range Resources Corp.	2,911,800	45,715
Ship Finance International Ltd.	93,240	1,874
Teekay Shipping Corp.	2,304,000	106,445
		463,042
TOTAL ENERGY		546,720
FINANCIALS - 3.3%
Consumer Finance - 0.6%
Metris Companies, Inc.	937,300	8,998
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 2.2%
American Financial Group, Inc., Ohio	1,002,800	$ 29,683
UnumProvident Corp.	423,700	5,788
		35,471
Thrifts & Mortgage Finance - 0.5%
Capital Crossing Bank (a)	258,800	7,117
TOTAL FINANCIALS		51,586
HEALTH CARE - 4.1%
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	184,700	5,681
Health Care Providers & Services - 2.2%
DaVita, Inc. (a)	1,151,600	34,110
Pharmaceuticals - 1.6%
Elan Corp. PLC sponsored ADR (a)	987,700	25,483
TOTAL HEALTH CARE		65,274
INDUSTRIALS - 9.6%
Aerospace & Defense - 0.5%
BE Aerospace, Inc. (a)	365,424	3,135
Goodrich Corp.	133,700	4,122
		7,257
Airlines - 2.9%
America West Holding Corp. Class B (a)	800,600	3,667
AMR Corp. (a)	2,514,530	19,412
Delta Air Lines, Inc. (a)	3,611,150	19,681
Northwest Airlines Corp. (a)	277,600	2,457
		45,217
Building Products - 1.6%
American Standard Companies, Inc. (a)	713,200	26,082
Industrial Conglomerates - 3.8%
Tyco International Ltd.	1,946,200	60,624
Machinery - 0.5%
Navistar International Corp. (a)	32,400	1,119
Terex Corp. (a)	82,700	3,143
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Thermadyne Holdings Corp. (a)	64,900	$ 681
Timken Co.	92,800	2,227
		7,170
Road & Rail - 0.3%
Kansas City Southern (a)	326,700	5,538
TOTAL INDUSTRIALS		151,888
INFORMATION TECHNOLOGY - 4.2%
Communications Equipment - 0.2%
Motorola, Inc.	244,900	4,227
Electronic Equipment & Instruments - 1.4%
DDi Corp. (a)	2,071,300	8,161
Merix Corp. (a)	385,000	3,966
Solectron Corp. (a)	475,100	2,480
Viasystems Group, Inc. (a)	95,400	954
Viasystems Group, Inc. (a)(g)	625,780	6,258
		21,819
Semiconductors & Semiconductor Equipment - 2.6%
Conexant Systems, Inc. (a)	927,700	1,605
Fairchild Semiconductor International, Inc. (a)	200,000	2,874
Freescale Semiconductor, Inc. Class A	287,500	4,468
ON Semiconductor Corp. (a)	8,789,700	31,643
		40,590
TOTAL INFORMATION TECHNOLOGY		66,636
MATERIALS - 9.5%
Chemicals - 2.3%
Crompton Corp.	2,974,200	27,660
Rhodia SA ADR	5,081,400	8,994
		36,654
Construction Materials - 0.4%
Texas Industries, Inc.	103,800	5,287
Containers & Packaging - 4.3%
Owens-Illinois, Inc. (a)	1,432,890	26,551
Pactiv Corp. (a)	929,100	22,010
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Sealed Air Corp. (a)	156,900	$ 7,773
Smurfit-Stone Container Corp. (a)	637,000	11,058
		67,392
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc. Class B	282,500	10,232
Haynes International, Inc. (a)(e)	26,042	286
IMCO Recycling, Inc. (a)	49,700	582
		11,100
Paper & Forest Products - 1.8%
Georgia-Pacific Corp.	140,100	4,846
International Paper Co.	294,700	11,349
Weyerhaeuser Co.	201,800	12,641
		28,836
TOTAL MATERIALS		149,269
TELECOMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 4.2%
Covad Communications Group, Inc. (a)	931,615	1,397
Level 3 Communications, Inc. (a)	2,129,900	7,156
Qwest Communications International, Inc. (a)	13,889,400	47,502
Telewest Global, Inc. (a)	590,291	7,261
XO Communications, Inc. (a)	926,500	2,780
		66,096
Wireless Telecommunication Services - 5.8%
American Tower Corp. Class A (a)	300,300	5,162
Crown Castle International Corp. (a)	536,100	8,208
Nextel Communications, Inc. Class A (a)	2,412,985	63,920
NII Holdings, Inc. (a)	160,800	7,119
Triton PCS Holdings, Inc. Class A (a)(d)	3,149,800	7,654
		92,063
TOTAL TELECOMMUNICATION SERVICES		158,159
UTILITIES - 10.0%
Multi-Utilities & Unregulated Power - 10.0%
AES Corp. (a)	9,559,458	104,198
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Aquila, Inc. (a)	911,800	$ 2,890
CMS Energy Corp. (a)	5,352,600	50,100
		157,188
TOTAL COMMON STOCKS (Cost $1,176,070)		1,512,618
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Emmis Communications Corp. Series A, 6.25%	32,200	1,383
Nonconvertible Preferred Stocks - 0.4%
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Doane Pet Care Co. 14.25% pay-in-kind (a)	122,505	5,880
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	86	1
TOTAL NONCONVERTIBLE PREFERRED STOCKS		5,881
TOTAL PREFERRED STOCKS (Cost $6,956)		7,264
Convertible Bonds - 0.0%
	Principal Amount (000s)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. 6% 9/15/09	$ 1,245	735
TOTAL CONVERTIBLE BONDS (Cost $795)		735
Floating Rate Loans - 1.1%
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
McLeodUSA, Inc.:
revolver loan 5.5967% 5/31/07 (f)	$ 5,792	$ 2,665
Tranche A term loan 5.6002% 5/31/07 (f)	14,350	6,888
Tranche B term loan 5.67% 5/30/08 (f)	15,547	7,462
		17,015
TOTAL FLOATING RATE LOANS (Cost $25,246)		17,015
Money Market Funds - 5.8%
	Shares
Fidelity Cash Central Fund, 1.79% (b)	42,982,969	42,983
Fidelity Securities Lending Cash Central Fund, 1.77% (b)(c)	48,143,025	48,143
TOTAL MONEY MARKET FUNDS (Cost $91,126)		91,126
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,300,193)		1,628,758
NET OTHER ASSETS - (3.2)%		(50,546)
NET ASSETS - 100%		$ 1,578,212
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $286,000 or 0.0% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,258,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Viasystems Group, Inc.	2/13/04	$ 12,594
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Friendly Ice Cream Corp.	$ 3,362	$ 792	$ -	$ -	$ 3,789
General Maritime Corp.	84,190	-	6,432	-	100,263
Pathmark Stores, Inc.	11,606	-	1,585	-	-
Triton PCS Holdings, Inc. Class A	11,894	-	2,015	-	7,654
Total	$ 111,052	$ 792	$ 10,032	$ -	$ 111,706
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $1,298,662,000. Net unrealized appreciation aggregated $330,096,000, of which $445,300,000 related to appreciated investment securities and $115,204,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® OTC Portfolio

October 31, 2004

OTC-QTLY-1204

1.809071.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.4%
Gentex Corp.	542,148	$ 17,896
Keystone Automotive Industries, Inc. (a)	574,300	10,352
		28,248
Hotels, Restaurants & Leisure - 1.0%
Applebee's International, Inc.	1,249,638	28,579
Panera Bread Co. Class A (a)	926,980	32,379
The Cheesecake Factory, Inc. (a)	252,400	10,957
		71,915
Household Durables - 0.3%
LG Electronics, Inc.	374,230	21,127
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	854,400	29,161
Drugstore.com, Inc. (a)	1,821,900	5,794
eDiets.com, Inc. (a)(d)	1,087,600	3,741
eLong, Inc. ADR	9,000	122
		38,818
Leisure Equipment & Products - 0.2%
SCP Pool Corp.	486,900	14,213
Media - 4.3%
Clear Channel Communications, Inc.	1,218,628	40,702
Cumulus Media, Inc. Class A (a)	1,600,500	26,008
DreamWorks Animation SKG, Inc. Class A	15,800	617
EchoStar Communications Corp. Class A (a)	1,680,622	53,141
Emmis Communications Corp. Class A (a)	508,400	9,507
Gemstar-TV Guide International, Inc. (a)	1,870,500	10,755
Lamar Advertising Co. Class A (a)	1,607,600	66,587
Liberty Media International, Inc. Class A (a)	342,225	12,337
NTL, Inc. (a)	1,055,143	70,178
Pixar (a)	188,800	15,183
Radio One, Inc. Class D (non-vtg.) (a)	242,293	3,559
XM Satellite Radio Holdings, Inc. Class A (a)	502,700	16,247
		324,821
Specialty Retail - 3.3%
American Eagle Outfitters, Inc.	402,100	16,438
Big 5 Sporting Goods Corp.	359,000	9,115
Hot Topic, Inc. (a)	2,051,000	42,169
O'Reilly Automotive, Inc. (a)	208,600	8,982
Rent-A-Center, Inc. (a)	940,800	22,570
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc.	2,012,800	$ 52,876
Select Comfort Corp. (a)	1,298,100	22,223
Staples, Inc.	1,295,800	38,537
Steiner Leisure Ltd. (a)	440,800	10,751
West Marine, Inc. (a)	842,600	20,669
		244,330
Textiles Apparel & Luxury Goods - 0.2%
Brown Shoe Co., Inc.	231,300	6,314
Warnaco Group, Inc. (a)	390,000	7,956
		14,270
TOTAL CONSUMER DISCRETIONARY		757,742
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.2%
Whole Foods Market, Inc.	159,180	12,962
Food Products - 0.1%
SunOpta, Inc. (a)	884,500	5,592
Household Products - 0.2%
Central Garden & Pet Co. Class A (a)	507,375	18,123
TOTAL CONSUMER STAPLES		36,677
ENERGY - 2.1%
Energy Equipment & Services - 1.4%
Patterson-UTI Energy, Inc.	5,283,400	101,600
Oil & Gas - 0.7%
Golar LNG Ltd. (Nasdaq) (a)	1,025,700	16,545
Top Tankers, Inc. (d)	1,177,300	20,132
Valero Energy Corp.	381,200	16,380
		53,057
TOTAL ENERGY		154,657
FINANCIALS - 4.5%
Capital Markets - 1.4%
Ameritrade Holding Corp. (a)	7,222,200	94,033
Calamos Asset Management, Inc. Class A	540,700	10,544
		104,577
Common Stocks - continued
	Shares	Value 000s)
FINANCIALS - continued
Commercial Banks - 3.0%
Fifth Third Bancorp	1,851,100	$ 91,056
Silicon Valley Bancshares (a)	642,000	25,686
SouthTrust Corp.	779,300	33,954
Sumitomo Mitsui Financial Group, Inc.	4,057	26,412
Texas Capital Bancshares, Inc. (a)	177,900	3,517
Texas Regional Bancshares, Inc. Class A	61,913	1,977
UCBH Holdings, Inc.	353,400	15,228
UFJ Holdings, Inc. (a)	3,000	13,946
Zions Bancorp	217,500	14,392
		226,168
Thrifts & Mortgage Finance - 0.1%
NetBank, Inc.	772,724	7,171
TOTAL FINANCIALS		337,916
HEALTH CARE - 10.8%
Biotechnology - 4.4%
Affymetrix, Inc. (a)	204,000	6,222
Alkermes, Inc. (a)	704,800	8,718
Biogen Idec, Inc. (a)	867,600	50,460
Celgene Corp. (a)	799,800	23,690
Cephalon, Inc. (a)	649,800	30,976
Charles River Laboratories International, Inc. (a)	96,000	4,492
Dendreon Corp. (a)	828,800	8,570
Genentech, Inc. (a)	897,200	40,850
ImmunoGen, Inc. (a)	375,800	1,995
Invitrogen Corp. (a)	882,300	51,085
Ligand Pharmaceuticals, Inc. Class B (a)	442,300	3,943
MedImmune, Inc. (a)	770,500	21,898
Millennium Pharmaceuticals, Inc. (a)	3,128,400	40,607
ONYX Pharmaceuticals, Inc. (a)	623,100	17,484
OSI Pharmaceuticals, Inc. (a)	181,000	11,761
Seattle Genetics, Inc. (a)	551,300	3,341
Serologicals Corp. (a)	164,600	3,893
		329,985
Health Care Equipment & Supplies - 1.6%
Advanced Neuromodulation Systems, Inc. (a)	222,050	7,068
American Medical Systems Holdings, Inc. (a)	605,200	22,453
Biomet, Inc.	331,838	15,490
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DENTSPLY International, Inc.	499,850	$ 25,997
Epix Pharmaceuticals, Inc. (a)	695,841	10,876
Foxhollow Technologies, Inc.	5,700	117
Respironics, Inc. (a)	772,300	39,457
		121,458
Health Care Providers & Services - 3.5%
Accredo Health, Inc. (a)	930,100	21,420
Caremark Rx, Inc. (a)	456,660	13,686
Express Scripts, Inc. (a)	824,700	52,781
HealthSouth Corp. (a)	2,487,100	13,604
Henry Schein, Inc. (a)	434,700	27,486
Humana, Inc. (a)	2,669,600	51,123
IMPATH, Inc. (a)	438,900	1,865
LifePoint Hospitals, Inc. (a)	265,900	8,620
PacifiCare Health Systems, Inc. (a)	469,900	16,738
Patterson Companies, Inc. (a)	405,200	15,195
Sun Healthcare Group, Inc. (a)	356,700	2,640
Tenet Healthcare Corp. (a)	893,500	9,578
WebMD Corp. (a)	3,213,300	24,293
		259,029
Pharmaceuticals - 1.3%
Elan Corp. PLC sponsored ADR (a)	470,400	12,136
Endo Pharmaceuticals Holdings, Inc. (a)	2,011,800	43,857
Nektar Therapeutics (a)	461,900	6,656
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,395,700	36,288
		98,937
TOTAL HEALTH CARE		809,409
INDUSTRIALS - 5.9%
Aerospace & Defense - 0.1%
Honeywell International, Inc.	238,900	8,046
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	165,308	8,917
CNF, Inc.	179,400	7,854
UTI Worldwide, Inc.	114,500	7,443
		24,214
Airlines - 0.7%
JetBlue Airways Corp. (a)	1,674,056	36,913
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines Corp. (a)	1,000,000	$ 8,850
Ryanair Holdings PLC sponsored ADR (a)	247,300	7,117
		52,880
Building Products - 0.1%
Trex Co., Inc. (a)	133,400	5,352
Commercial Services & Supplies - 1.9%
Cintas Corp.	1,127,200	48,627
Herman Miller, Inc.	1,371,000	31,670
Stericycle, Inc. (a)	407,000	18,449
Strayer Education, Inc.	392,400	38,078
Waste Management, Inc.	256,600	7,308
		144,132
Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV	241,700	7,481
MasTec, Inc. (a)	1,778,600	12,290
		19,771
Electrical Equipment - 0.1%
A.O. Smith Corp.	188,000	4,990
Industrial Conglomerates - 0.5%
Siemens AG sponsored ADR	247,400	18,491
Tyco International Ltd.	580,800	18,092
		36,583
Machinery - 0.4%
PACCAR, Inc.	328,150	22,744
Timken Co.	297,900	7,150
		29,894
Road & Rail - 1.5%
Arkansas Best Corp.	845,208	33,039
J.B. Hunt Transport Services, Inc.	270,100	11,036
Laidlaw International, Inc. (a)	911,400	15,193
Landstar System, Inc. (a)	518,696	35,240
USF Corp.	485,100	17,386
		111,894
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc.	122,400	2,295
TOTAL INDUSTRIALS		440,051
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 59.8%
Communications Equipment - 8.7%
ADC Telecommunications, Inc. (a)	6,708,300	$ 14,825
Adtran, Inc.	693,800	14,986
Alcatel SA sponsored ADR (a)	7,162,400	104,643
Alvarion Ltd. (a)	1,538,700	20,619
Andrew Corp. (a)	1,089,800	15,235
Arris Group, Inc. (a)	3,023,996	14,062
Aspect Communications Corp. (a)	959,500	9,130
Avocent Corp. (a)	192,400	6,849
CIENA Corp. (a)	14,833,300	36,638
Comverse Technology, Inc. (a)	4,453,000	91,910
Enterasys Networks, Inc. (a)	8,987,700	12,583
Marconi Corp. PLC (a)	2,115,204	20,601
Motorola, Inc.	4,659,230	80,418
Powerwave Technologies, Inc. (a)	1,884,000	14,073
Redback Networks, Inc. (a)	1,443,100	6,508
SeaChange International, Inc. (a)	406,100	6,920
Sonus Networks, Inc. (a)	1,946,600	11,485
Telefonaktiebolaget LM Ericsson ADR (a)	5,727,000	165,568
		647,053
Computers & Peripherals - 9.3%
Avid Technology, Inc. (a)	152,100	8,058
Concurrent Computer Corp. (a)	1,665,700	3,231
Dell, Inc. (a)	11,391,000	399,368
Diebold, Inc.	920,800	44,060
Electronics for Imaging, Inc. (a)	2,122,899	38,297
Hutchinson Technology, Inc. (a)	646,787	21,739
Komag, Inc. (a)	398,600	6,766
Maxtor Corp. (a)	1,958,000	5,796
Seagate Technology	5,219,600	65,976
Sun Microsystems, Inc. (a)	11,574,345	52,432
Synaptics, Inc. (a)	453,900	14,361
Western Digital Corp. (a)	4,089,000	34,061
		694,145
Electronic Equipment & Instruments - 4.4%
CDW Corp.	472,200	29,291
Celestica, Inc. (sub. vtg.) (a)	2,089,700	30,354
DDi Corp. (a)	1,170,789	4,613
Electro Scientific Industries, Inc. (a)	356,400	6,045
Flextronics International Ltd. (a)	10,454,600	125,978
Common Stocks - continued
	Shares	Value 000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Hon Hai Precision Industries Co. Ltd.	4,613,794	$ 16,968
Nano-Proprietary, Inc. (a)	2,774,900	5,522
National Instruments Corp.	521,400	14,354
Sanmina-SCI Corp. (a)	1,592,500	12,740
Solectron Corp. (a)	8,517,300	44,460
Tech Data Corp. (a)	265,400	10,720
TTM Technologies, Inc. (a)	1,487,900	13,934
Universal Display Corp. (a)	400,000	3,932
Veeco Instruments, Inc. (a)	459,600	8,981
		327,892
Internet Software & Services - 3.4%
24/7 Real Media, Inc. (a)	1,761,840	6,166
Ariba, Inc. (a)	438,882	6,737
Homestore, Inc. (a)(d)	13,428,699	32,833
MatrixOne, Inc. (a)	606,943	3,460
Open Text Corp. (a)	403,300	6,795
Vignette Corp. (a)	5,103,200	5,665
Yahoo!, Inc. (a)	5,341,516	193,309
		254,965
IT Services - 1.8%
Cognizant Technology Solutions Corp. Class A (a)	2,899,600	98,586
Syntel, Inc.	920,000	17,020
Telvent GIT SA	922,000	8,510
The BISYS Group, Inc. (a)	710,000	10,366
		134,482
Semiconductors & Semiconductor Equipment - 12.8%
Agere Systems, Inc.:
Class A (a)	16,484,211	19,946
Class B (a)	16,413,400	18,875
Altera Corp. (a)	585,400	13,306
Applied Materials, Inc. (a)	4,313,100	69,441
ASML Holding NV (NY Shares) (a)	1,088,800	15,515
ATI Technologies, Inc. (a)	1,070,700	19,342
ATMI, Inc. (a)	1,341,111	31,315
Conexant Systems, Inc. (a)	6,790,376	11,747
Credence Systems Corp. (a)	1,315,800	9,934
Cymer, Inc. (a)	578,881	16,510
FEI Co. (a)	694,500	13,446
Freescale Semiconductor, Inc. Class A	2,437,200	37,874
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Integrated Circuit Systems, Inc. (a)	1,287,600	$ 29,035
Intel Corp.	12,866,900	286,417
Intersil Corp. Class A	679,900	11,096
KLA-Tencor Corp. (a)	371,300	16,905
Linear Technology Corp.	496,900	18,823
Marvell Technology Group Ltd. (a)	2,331,000	66,597
Microchip Technology, Inc.	417,000	12,614
Mindspeed Technologies, Inc. (a)	2,403,033	5,695
National Semiconductor Corp. (a)	772,200	12,896
NVIDIA Corp. (a)	779,800	11,284
ON Semiconductor Corp. (a)	3,938,100	14,177
PMC-Sierra, Inc. (a)	821,800	8,432
Samsung Electronics Co. Ltd.	349,650	137,268
Silicon Laboratories, Inc. (a)	447,100	13,400
Stats ChipPAC Ltd. ADR (a)	2,802,270	16,561
Xilinx, Inc.	610,200	18,672
		957,123
Software - 19.4%
Amdocs Ltd. (a)	1,679,600	42,242
Autodesk, Inc.	367,200	19,370
BEA Systems, Inc. (a)	6,058,243	49,193
Concord Communications, Inc. (a)	502,300	4,129
Electronic Arts, Inc. (a)	704,200	31,633
FileNET Corp. (a)	1,040,332	28,952
Intuit, Inc. (a)	355,900	16,144
Jack Henry & Associates, Inc.	540,009	10,066
JDA Software Group, Inc. (a)	698,900	7,849
Kronos, Inc. (a)	253,500	12,434
Lawson Software, Inc. (a)	1,853,700	10,603
Mentor Graphics Corp. (a)	600,400	6,989
Microsoft Corp.	35,428,400	991,643
Novell, Inc. (a)	3,103,700	22,316
Oracle Corp. (a)	3,761,600	47,622
Parametric Technology Corp. (a)	1,811,600	9,402
Quest Software, Inc. (a)	622,500	9,132
Red Hat, Inc. (a)	1,500,000	19,260
Siebel Systems, Inc. (a)	5,102,900	48,478
Synopsys, Inc. (a)	715,300	11,616
Take-Two Interactive Software, Inc. (a)	595,300	19,621
TIBCO Software, Inc. (a)	1,118,000	10,867
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
VERITAS Software Corp. (a)	524,900	$ 11,485
WatchGuard Technologies, Inc. (a)(d)	1,791,003	7,128
		1,448,174
TOTAL INFORMATION TECHNOLOGY		4,463,834
MATERIALS - 0.4%
Chemicals - 0.0%
Pioneer Companies, Inc. (a)	221,100	3,507
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	168,800	7,685
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp. (a)	906,000	15,728
Metals & Mining - 0.1%
Durban Roodepoort Deep Ltd. sponsored ADR (a)	2,773,100	5,297
TOTAL MATERIALS		32,217
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 1.6%
AboveNet, Inc. (a)	235,200	5,762
Qwest Communications International, Inc. (a)	21,762,800	74,429
Time Warner Telecom, Inc. Class A (a)(d)	7,442,522	38,106
		118,297
Wireless Telecommunication Services - 3.7%
American Tower Corp. Class A (a)	1,916,100	32,938
Nextel Communications, Inc. Class A (a)	6,588,900	174,540
Nextel Partners, Inc. Class A (a)	487,200	8,204
NII Holdings, Inc. (a)	1,187,400	52,566
Wireless Facilities, Inc. (a)	1,071,900	7,911
		276,159
TOTAL TELECOMMUNICATION SERVICES		394,456
TOTAL COMMON STOCKS (Cost $6,786,956)		7,426,959
Money Market Funds - 0.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 1.79% (b)	6,766,713	$ 6,767
Fidelity Securities Lending Cash Central Fund, 1.77% (b)(c)	43,556,850	43,557
TOTAL MONEY MARKET FUNDS (Cost $50,324)		50,324
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $6,837,280)		7,477,283
NET OTHER ASSETS - (0.2)%		(13,911)
NET ASSETS - 100%		$ 7,463,372
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
24/7 Real Media, Inc.	$ 6,713	$ -	$ -	$ -	$ -
eDiets.com, Inc.	3,208	-	-	-	3,741
Homestore, Inc.	27,581	13,693	-	-	32,833
Redback Networks, Inc.	15,289	-	5,026	-	-
Time Warner Telecom, Inc. Class A	32,301	-	-	-	38,106
Top Tankers, Inc.	1,987	13,086	-	-	20,132
WatchGuard Technologies, Inc.	6,848	2,322	-	-	7,128
Wet Seal, Inc. Class A	7,768	-	2,746	-	-
Totals	$ 101,695	$ 29,101	$ 7,772	$ -	$ 101,940
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $6,851,585,000. Net unrealized appreciation aggregated $625,698,000, of which $651,035,000 related to appreciated investment securities and $25,337,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth & Income Portfolio

October 31, 2004

GAI-QTLY-1204

1.809089.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.4%
Automobiles - 0.2%
Harley-Davidson, Inc.	836,200	$ 48,140
Hotels, Restaurants & Leisure - 2.6%
Carnival Corp. unit	2,803,700	141,755
Harrah's Entertainment, Inc.	1,295,200	75,795
Marriott International, Inc. Class A	3,127,400	170,412
McDonald's Corp.	6,369,700	185,677
MGM MIRAGE (a)	2,022,828	108,828
Starbucks Corp. (a)	1,936,206	102,387
		784,854
Household Durables - 0.0%
D.R. Horton, Inc.	196,800	5,904
Lennar Corp. Class A	196,800	8,852
		14,756
Media - 5.0%
Arbitron, Inc. (a)	492,700	17,821
Clear Channel Communications, Inc.	1,684,800	56,272
Comcast Corp. Class A (special) (a)	2,274,298	66,046
E.W. Scripps Co. Class A	744,600	35,532
EchoStar Communications Corp. Class A (a)	5,677,945	179,537
Gannett Co., Inc.	1,354,100	112,323
News Corp. Ltd. ADR	3,395,450	109,537
Omnicom Group, Inc.	5,077,800	400,638
Time Warner, Inc. (a)	5,069,146	84,351
Tribune Co.	851,400	36,780
Univision Communications, Inc. Class A (a)	2,658,600	82,310
Viacom, Inc. Class B (non-vtg.)	4,495,147	164,028
Walt Disney Co.	7,101,900	179,110
		1,524,285
Multiline Retail - 0.4%
Kohl's Corp. (a)	1,147,600	58,252
Target Corp.	1,033,400	51,691
		109,943
Specialty Retail - 2.0%
Best Buy Co., Inc.	413,900	24,511
Home Depot, Inc.	10,971,450	450,707
Staples, Inc.	3,886,100	115,573
		590,791
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	885,900	$ 72,033
TOTAL CONSUMER DISCRETIONARY		3,144,802
CONSUMER STAPLES - 11.3%
Beverages - 1.8%
Anheuser-Busch Companies, Inc.	1,102,700	55,080
PepsiCo, Inc.	5,330,507	264,287
The Coca-Cola Co.	5,397,600	219,466
		538,833
Food & Staples Retailing - 4.5%
Albertsons, Inc.	381,000	8,691
Costco Wholesale Corp.	877,400	42,063
CVS Corp.	1,129,900	49,105
Safeway, Inc. (a)	3,345,030	61,013
Sysco Corp.	5,913,600	190,832
Wal-Mart Stores, Inc.	13,351,800	719,929
Walgreen Co.	7,535,000	270,431
Whole Foods Market, Inc.	221,120	18,006
		1,360,070
Food Products - 0.5%
Kellogg Co.	1,451,500	62,415
McCormick & Co., Inc. (non-vtg.)	2,362,800	83,714
		146,129
Household Products - 2.2%
Colgate-Palmolive Co.	2,268,500	101,220
Kimberly-Clark Corp.	2,711,400	161,789
Procter & Gamble Co.	8,195,800	419,461
		682,470
Personal Products - 1.1%
Avon Products, Inc.	1,086,500	42,971
Gillette Co.	6,831,200	283,358
		326,329
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.2%
Altria Group, Inc.	7,005,900	$ 339,506
UST, Inc.	975,000	40,131
		379,637
TOTAL CONSUMER STAPLES		3,433,468
ENERGY - 6.1%
Energy Equipment & Services - 0.2%
Halliburton Co.	175,400	6,497
Schlumberger Ltd. (NY Shares)	688,900	43,359
		49,856
Oil & Gas - 5.9%
Apache Corp.	1,585,420	80,381
BP PLC sponsored ADR	5,706,000	332,375
ChevronTexaco Corp.	5,588,820	296,543
Exxon Mobil Corp.	22,142,594	1,089,858
		1,799,157
TOTAL ENERGY		1,849,013
FINANCIALS - 20.3%
Capital Markets - 2.3%
Bank of New York Co., Inc.	1,427,100	46,324
Goldman Sachs Group, Inc.	1,455,780	143,220
Merrill Lynch & Co., Inc.	4,409,200	237,832
Morgan Stanley	4,972,900	254,065
State Street Corp.	88,400	3,982
		685,423
Commercial Banks - 3.8%
Bank of America Corp.	11,987,738	536,931
Wachovia Corp.	3,124,213	153,743
Wells Fargo & Co.	7,887,400	471,036
		1,161,710
Consumer Finance - 4.9%
American Express Co.	4,511,490	239,425
Capital One Financial Corp.	1,008,340	74,375
SLM Corp. (d)	25,893,230	1,171,928
		1,485,728
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 2.3%
Citigroup, Inc.	12,815,938	$ 568,643
J.P. Morgan Chase & Co.	3,641,592	140,565
		709,208
Insurance - 2.6%
AFLAC, Inc.	1,459,400	52,363
American International Group, Inc.	9,611,610	583,521
MBIA, Inc.	2,738,100	158,426
		794,310
Real Estate - 1.5%
Apartment Investment & Management Co. Class A	1,731,300	63,521
Equity Office Properties Trust	2,995,790	84,242
Equity Residential (SBI)	5,129,870	171,081
Manufactured Home Communities, Inc. (d)	1,466,000	50,562
Simon Property Group, Inc.	625,400	36,473
Vornado Realty Trust	725,400	48,747
		454,626
Thrifts & Mortgage Finance - 2.9%
Countrywide Financial Corp.	401,425	12,818
Fannie Mae	8,992,020	630,790
Freddie Mac	1,714,200	114,166
Golden West Financial Corp., Delaware	894,100	104,538
		862,312
TOTAL FINANCIALS		6,153,317
HEALTH CARE - 13.4%
Biotechnology - 0.6%
Amgen, Inc. (a)	1,152,200	65,445
Biogen Idec, Inc. (a)	1,894,902	110,208
Protein Design Labs, Inc. (a)	1,000,000	19,150
		194,803
Health Care Equipment & Supplies - 2.9%
Alcon, Inc.	2,497,150	177,797
Baxter International, Inc.	1,193,600	36,715
Becton, Dickinson & Co.	2,304,920	121,008
Boston Scientific Corp. (a)	2,281,340	80,531
C.R. Bard, Inc.	1,605,320	91,182
Hospira, Inc. (a)	338,460	10,800
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	4,334,590	$ 221,541
St. Jude Medical, Inc. (a)	847,520	64,895
Stryker Corp.	875,200	37,712
Zimmer Holdings, Inc. (a)	459,733	35,671
		877,852
Health Care Providers & Services - 2.7%
Aetna, Inc.	418,160	39,725
IMS Health, Inc.	7,444,919	157,683
UnitedHealth Group, Inc.	8,337,700	603,649
		801,057
Pharmaceuticals - 7.2%
Abbott Laboratories	2,989,900	127,459
Allergan, Inc.	955,100	68,347
Altana AG sponsored ADR	590,300	29,828
AstraZeneca PLC sponsored ADR	3,559,500	146,651
Elan Corp. PLC sponsored ADR (a)	1,180,600	30,459
Eli Lilly & Co.	1,263,402	69,373
GlaxoSmithKline PLC sponsored ADR	1,476,230	62,592
Johnson & Johnson	6,122,900	357,455
Merck & Co., Inc.	1,828,900	57,263
Novartis AG sponsored ADR	3,025,350	145,247
Novo Nordisk AS ADR	639,500	31,943
Pfizer, Inc.	28,768,269	832,841
Roche Holding AG (participation certificate)	1,025,000	105,093
Wyeth	2,844,100	112,769
		2,177,320
TOTAL HEALTH CARE		4,051,032
INDUSTRIALS - 11.5%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	3,332,400	112,235
Lockheed Martin Corp.	3,737,400	205,893
Northrop Grumman Corp.	1,250,200	64,698
Raytheon Co.	3,165,900	115,492
The Boeing Co.	3,123,000	155,838
United Technologies Corp.	1,545,900	143,490
		797,646
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	2,904,500	$ 229,978
Airlines - 0.7%
Southwest Airlines Co.	12,849,493	202,637
Commercial Services & Supplies - 0.6%
Apollo Group, Inc. Class A (a)	1,032,900	68,171
Cendant Corp.	1,229,700	25,320
Waste Management, Inc.	3,044,100	86,696
		180,187
Electrical Equipment - 0.3%
Emerson Electric Co.	1,183,400	75,797
Industrial Conglomerates - 5.8%
3M Co.	2,559,880	198,570
General Electric Co.	34,802,200	1,187,450
Siemens AG sponsored ADR	1,008,360	75,365
Tyco International Ltd.	9,918,750	308,969
		1,770,354
Machinery - 0.6%
Caterpillar, Inc.	346,620	27,917
Dover Corp.	859,300	33,745
Eaton Corp.	393,500	25,164
Illinois Tool Works, Inc.	746,800	68,915
Ingersoll-Rand Co. Ltd. Class A	354,800	24,283
		180,024
Road & Rail - 0.1%
Burlington Northern Santa Fe Corp.	1,017,000	42,521
TOTAL INDUSTRIALS		3,479,144
INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	14,295,900	274,624
Computers & Peripherals - 2.5%
Dell, Inc. (a)	8,568,200	300,401
EMC Corp. (a)	6,152,700	79,185
International Business Machines Corp.	3,739,100	335,584
Lexmark International, Inc. Class A (a)	565,570	47,005
		762,175
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.2%
Flextronics International Ltd. (a)	4,430,500	$ 53,388
Internet Software & Services - 0.3%
Yahoo!, Inc. (a)	2,581,670	93,431
IT Services - 0.7%
Accenture Ltd. Class A (a)	520,400	12,599
Automatic Data Processing, Inc.	968,600	42,028
DST Systems, Inc. (a)	973,600	43,666
First Data Corp.	1,169,765	48,288
Paychex, Inc.	1,457,000	47,781
		194,362
Office Electronics - 0.1%
Xerox Corp. (a)	1,672,500	24,703
Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc.	1,109,900	44,685
Intel Corp.	5,850,000	130,221
Teradyne, Inc. (a)	2,625,000	43,470
		218,376
Software - 3.7%
Microsoft Corp.	36,785,700	1,029,632
Oracle Corp. (a)	7,984,972	101,090
		1,130,722
TOTAL INFORMATION TECHNOLOGY		2,751,781
MATERIALS - 2.0%
Chemicals - 1.6%
BASF AG sponsored ADR	959,700	60,298
Dow Chemical Co.	2,565,770	115,306
E.I. du Pont de Nemours & Co.	741,400	31,784
Monsanto Co.	1,426,400	60,979
Praxair, Inc.	5,115,100	215,857
		484,224
Containers & Packaging - 0.0%
Packaging Corp. of America	360,280	7,901
Metals & Mining - 0.1%
Alcoa, Inc.	981,200	31,889
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.3%
International Paper Co.	2,044,700	$ 78,741
TOTAL MATERIALS		602,755
TELECOMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 7.6%
ALLTEL Corp.	1,899,350	104,331
BellSouth Corp.	17,122,600	456,660
SBC Communications, Inc.	33,609,100	848,966
Verizon Communications, Inc.	22,788,240	891,020
		2,300,977
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	1,475,700	22,593
Vodafone Group PLC sponsored ADR	3,020,700	77,904
		100,497
TOTAL TELECOMMUNICATION SERVICES		2,401,474
UTILITIES - 1.1%
Electric Utilities - 1.1%
Entergy Corp.	2,905,800	189,923
Exelon Corp.	1,680,550	66,583
Southern Co.	2,457,300	77,626
		334,132
TOTAL COMMON STOCKS (Cost $18,320,088)		28,200,918
Convertible Preferred Stocks - 0.8%

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 7.25%	738,900	75,671
UTILITIES - 0.6%
Electric Utilities - 0.5%
FPL Group, Inc.:
8.00%	221,600	12,548
8.50%	2,242,600	127,738
		140,286
Convertible Preferred Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
KeySpan Corp. 8.75% MEDS	615,600	$ 33,082
TOTAL UTILITIES		173,368
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $238,418)		249,039
Money Market Funds - 6.1%

Fidelity Cash Central Fund, 1.79% (b)	1,821,564,783	1,821,565
Fidelity Securities Lending Cash Central Fund, 1.77% (b)(c)	20,052,375	20,052
TOTAL MONEY MARKET FUNDS (Cost $1,841,617)		1,841,617
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $20,400,123)		30,291,574
NET OTHER ASSETS - 0.0%		(13,730)
NET ASSETS - 100%		$ 30,277,844
Security Type Abbreviations
MEDS - Mandatorily Exchangeable Debt Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Manufactured Home Communities, Inc.	$ 46,458	$ -	$ -	$ 6	$ 50,562
SLM Corp.	1,024,258	8,382	58,125	5,132	1,171,928
Total	$ 1,070,716	$ 8,382	$ 58,125	$ 5,138	$ 1,222,490
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $20,432,338,000. Net unrealized appreciation aggregated $9,859,236,000, of which $10,326,251,000 related to appreciated investment securities and $467,015,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Blue Chip Value Fund

October 31, 2004

BCV-QTLY-1204

1.809087.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.0%
Amerigon, Inc. (a)	3,100	$ 9,827
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	26,100	760,815
Wendy's International, Inc.	1,900	63,403
		824,218
Household Durables - 1.3%
Centex Corp.	7,200	373,968
KB Home	4,200	345,450
LG Electronics, Inc.	1,510	85,245
Sony Corp. sponsored ADR	2,700	94,095
Techtronic Industries Co. Ltd.	72,000	143,377
		1,042,135
Leisure Equipment & Products - 0.4%
Brunswick Corp.	1,600	75,072
Eastman Kodak Co.	6,800	205,904
		280,976
Media - 5.4%
Cablevision Systems Corp. - NY Group Class A (a)	5,000	102,900
Clear Channel Communications, Inc.	14,700	490,980
DreamWorks Animation SKG, Inc. Class A	200	7,810
Emmis Communications Corp. Class A (a)	8,250	154,275
Fox Entertainment Group, Inc. Class A (a)	5,800	172,028
Grupo Televisa SA de CV sponsored ADR	4,400	242,000
Lamar Advertising Co. Class A (a)	9,000	372,780
Liberty Media Corp. Class A (a)	21,900	195,348
News Corp. Ltd. sponsored ADR	5,166	162,419
NTL, Inc. (a)	1,953	129,894
Omnicom Group, Inc.	1,300	102,570
Salem Communications Corp. Class A (a)	3,098	77,450
The DIRECTV Group, Inc. (a)	13,743	230,470
Time Warner, Inc. (a)	19,600	326,144
Univision Communications, Inc. Class A (a)	4,300	133,128
Valassis Communications, Inc. (a)	2,400	82,512
Viacom, Inc. Class B (non-vtg.)	21,941	800,627
Walt Disney Co.	21,800	549,796
		4,333,131
Multiline Retail - 0.6%
99 Cents Only Stores (a)	9,600	147,936
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
JCPenney Co., Inc.	6,800	$ 235,212
Nordstrom, Inc.	2,500	107,950
		491,098
Specialty Retail - 1.8%
American Eagle Outfitters, Inc.	5,400	220,752
CarMax, Inc. (a)	7,900	208,086
Home Depot, Inc.	12,300	505,284
Sonic Automotive, Inc. Class A (sub. vtg.)	7,000	141,610
The Pep Boys - Manny, Moe & Jack	2,700	38,394
Toys 'R' Us, Inc. (a)	16,200	291,762
		1,405,888
Textiles Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	5,000	189,300
TOTAL CONSUMER DISCRETIONARY		8,576,573
CONSUMER STAPLES - 3.4%
Beverages - 0.4%
Efes Breweries International NV unit (a)(d)	800	22,200
PepsiCo, Inc.	5,800	287,564
		309,764
Food & Staples Retailing - 0.5%
Albertsons, Inc.	6,500	148,265
Safeway, Inc. (a)	14,800	269,952
		418,217
Food Products - 0.3%
Bunge Ltd.	2,600	124,098
McCormick & Co., Inc. (non-vtg.)	1,800	63,774
Smithfield Foods, Inc. (a)	2,900	70,267
		258,139
Household Products - 0.3%
Clorox Co.	2,160	117,936
Procter & Gamble Co.	2,900	148,422
		266,358
Personal Products - 0.3%
Gillette Co.	5,420	224,822
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.6%
Altria Group, Inc.	26,100	$ 1,264,806
TOTAL CONSUMER STAPLES		2,742,106
ENERGY - 12.9%
Energy Equipment & Services - 4.3%
Baker Hughes, Inc.	5,400	231,282
ENSCO International, Inc.	6,880	210,184
GlobalSantaFe Corp.	9,900	292,050
Halliburton Co.	12,600	466,704
National-Oilwell, Inc. (a)	2,700	91,017
Pride International, Inc. (a)	24,000	443,520
Rowan Companies, Inc. (a)	4,500	114,885
Smith International, Inc. (a)	4,400	255,552
Transocean, Inc. (a)	13,200	465,300
Varco International, Inc. (a)	13,540	374,787
Weatherford International Ltd. (a)	9,550	499,083
		3,444,364
Oil & Gas - 8.6%
Apache Corp.	5,720	290,004
BP PLC sponsored ADR	5,400	314,550
Burlington Resources, Inc.	10,400	431,600
ChevronTexaco Corp.	18,600	986,916
ConocoPhillips	5,600	472,136
Encore Acquisition Co. (a)	3,600	117,540
Exxon Mobil Corp.	65,500	3,223,910
Occidental Petroleum Corp.	7,200	401,976
Premcor, Inc. (a)	4,700	183,488
Quicksilver Resources, Inc. (a)	8,200	259,366
Valero Energy Corp.	3,800	163,286
		6,844,772
TOTAL ENERGY		10,289,136
FINANCIALS - 21.7%
Capital Markets - 3.5%
Bear Stearns Companies, Inc.	4,200	397,950
Calamos Asset Management, Inc. Class A	500	9,750
Lehman Brothers Holdings, Inc.	4,900	402,535
Merrill Lynch & Co., Inc.	19,200	1,035,648
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	16,800	$ 858,312
TradeStation Group, Inc. (a)	10,700	66,233
		2,770,428
Commercial Banks - 6.4%
Banco Bradesco SA sponsored ADR	2,600	158,262
Bank of America Corp.	60,016	2,688,117
SouthTrust Corp.	10,400	453,128
Texas Capital Bancshares, Inc. (a)	4,300	85,011
UCBH Holdings, Inc.	4,300	185,287
Wachovia Corp.	23,200	1,141,672
Wells Fargo & Co.	6,600	394,152
		5,105,629
Consumer Finance - 0.5%
Capital One Financial Corp.	3,100	228,656
MBNA Corp.	6,700	171,721
		400,377
Diversified Financial Services - 2.5%
Citigroup, Inc.	29,100	1,291,167
J.P. Morgan Chase & Co.	18,652	719,967
		2,011,134
Insurance - 5.9%
ACE Ltd.	14,980	570,139
AFLAC, Inc.	7,800	279,864
AMBAC Financial Group, Inc.	3,700	288,822
American International Group, Inc.	38,000	2,306,980
Hartford Financial Services Group, Inc.	3,800	222,224
Hilb Rogal & Hobbs Co.	7,700	244,090
MetLife, Inc.	5,700	218,595
Scottish Re Group Ltd.	2,200	49,500
W.R. Berkley Corp.	8,400	359,016
XL Capital Ltd. Class A	2,440	176,900
		4,716,130
Real Estate - 1.3%
Apartment Investment & Management Co. Class A	19,210	704,815
General Growth Properties, Inc.	6,300	207,837
General Growth Properties, Inc. warrants 11/9/04 (a)	630	479
iStar Financial, Inc.	2,500	103,550
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
Manufactured Home Communities, Inc.	1,400	$ 48,286
Spirit Financial Corp. (d)	2,000	20,000
		1,084,967
Thrifts & Mortgage Finance - 1.6%
Fannie Mae	2,840	199,226
Freddie Mac	3,900	259,740
Golden West Financial Corp., Delaware	1,560	182,395
New York Community Bancorp, Inc.	16,100	295,596
Sovereign Bancorp, Inc.	12,400	268,460
Washington Mutual, Inc.	2,500	96,775
		1,302,192
TOTAL FINANCIALS		17,390,857
HEALTH CARE - 7.9%
Biotechnology - 0.6%
Alkermes, Inc. (a)	5,400	66,798
Biogen Idec, Inc. (a)	1,700	98,872
BioMarin Pharmaceutical, Inc. (a)	13,400	55,342
Genentech, Inc. (a)	2,300	104,719
MedImmune, Inc. (a)	3,300	93,786
Millennium Pharmaceuticals, Inc. (a)	5,400	70,092
		489,609
Health Care Equipment & Supplies - 4.1%
Baxter International, Inc.	43,140	1,326,986
Dade Behring Holdings, Inc. (a)	3,800	213,902
Foxhollow Technologies, Inc.	100	2,058
Guidant Corp.	4,100	273,142
Medtronic, Inc.	9,100	465,101
PerkinElmer, Inc.	13,000	267,020
St. Jude Medical, Inc. (a)	1,600	122,512
Thermo Electron Corp. (a)	7,300	211,700
Waters Corp. (a)	10,200	421,158
		3,303,579
Health Care Providers & Services - 1.3%
McKesson Corp.	4,500	119,970
PacifiCare Health Systems, Inc. (a)	3,400	121,108
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Sierra Health Services, Inc. (a)	2,500	$ 119,300
UnitedHealth Group, Inc.	9,500	687,800
		1,048,178
Pharmaceuticals - 1.9%
Johnson & Johnson	5,160	301,241
Schering-Plough Corp.	28,810	521,749
Wyeth	16,900	670,085
		1,493,075
TOTAL HEALTH CARE		6,334,441
INDUSTRIALS - 19.2%
Aerospace & Defense - 4.1%
Honeywell International, Inc.	56,160	1,891,469
Lockheed Martin Corp.	7,920	436,313
Northrop Grumman Corp.	2,200	113,850
Precision Castparts Corp.	4,000	240,000
Raytheon Co.	10,200	372,096
The Boeing Co.	5,100	254,490
		3,308,218
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	1,600	91,360
Airlines - 0.6%
AirTran Holdings, Inc. (a)	6,200	72,044
Delta Air Lines, Inc. (a)	22,000	119,900
Ryanair Holdings PLC sponsored ADR (a)	1,100	31,658
Southwest Airlines Co.	14,500	228,665
		452,267
Building Products - 1.2%
Masco Corp.	27,600	945,576
Commercial Services & Supplies - 2.7%
Asset Acceptance Capital Corp.	600	10,935
Avery Dennison Corp.	1,300	79,092
Career Education Corp. (a)	13,400	420,358
Cendant Corp.	8,900	183,251
Cintas Corp.	12,900	556,506
On Assignment, Inc. (a)	6,093	30,587
Robert Half International, Inc.	32,330	857,715
		2,138,444
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV (NY Shares)	7,200	$ 222,840
Fluor Corp.	6,900	320,436
MasTec, Inc. (a)	27,600	190,716
		733,992
Electrical Equipment - 0.3%
FuelCell Energy, Inc. (a)	12,500	154,188
Rockwell Automation, Inc.	2,000	83,380
		237,568
Industrial Conglomerates - 8.1%
General Electric Co.	142,850	4,874,041
Siemens AG sponsored ADR	2,000	149,480
Tyco International Ltd.	46,440	1,446,606
		6,470,127
Road & Rail - 1.0%
Norfolk Southern Corp.	13,700	465,115
Swift Transportation Co., Inc. (a)	10,700	202,230
Union Pacific Corp.	2,700	170,019
		837,364
Trading Companies & Distributors - 0.2%
Hughes Supply, Inc.	2,600	73,866
W.W. Grainger, Inc.	1,300	76,167
		150,033
TOTAL INDUSTRIALS		15,364,949
INFORMATION TECHNOLOGY - 7.0%
Communications Equipment - 1.2%
Comverse Technology, Inc. (a)	11,500	237,360
Foundry Networks, Inc. (a)	16,500	200,145
Juniper Networks, Inc. (a)	15,200	404,472
Motorola, Inc.	6,800	117,368
		959,345
Computers & Peripherals - 0.5%
International Business Machines Corp.	3,120	280,020
Western Digital Corp. (a)	18,700	155,771
		435,791
Electronic Equipment & Instruments - 0.6%
Amphenol Corp. Class A (a)	3,800	130,454
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Flextronics International Ltd. (a)	11,100	$ 133,755
National Instruments Corp.	4,000	110,120
Symbol Technologies, Inc.	10,000	146,900
		521,229
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	8,400	303,996
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	7,300	398,215
Sapient Corp. (a)	5,800	46,690
		444,905
Office Electronics - 0.2%
Xerox Corp. (a)	8,900	131,453
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	9,000	362,340
Cabot Microelectronics Corp. (a)	6,800	245,004
Freescale Semiconductor, Inc. Class A	11,800	183,372
KLA-Tencor Corp. (a)	4,800	218,544
Lam Research Corp. (a)	4,300	111,929
PMC-Sierra, Inc. (a)	4,600	47,196
Samsung Electronics Co. Ltd.	440	172,738
		1,341,123
Software - 1.9%
BEA Systems, Inc. (a)	17,277	140,289
Microsoft Corp.	48,260	1,350,797
		1,491,086
TOTAL INFORMATION TECHNOLOGY		5,628,928
MATERIALS - 7.6%
Chemicals - 4.3%
Dow Chemical Co.	20,100	903,294
E.I. du Pont de Nemours & Co.	15,400	660,198
Lubrizol Corp.	3,500	121,555
Lyondell Chemical Co.	34,718	797,820
Millennium Chemicals, Inc. (a)	16,000	343,680
Monsanto Co.	8,000	342,000
Olin Corp.	10,556	197,397
Westlake Chemical Corp.	3,200	73,824
		3,439,768
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.1%
Vulcan Materials Co.	2,000	$ 99,560
Containers & Packaging - 1.3%
Crown Holdings, Inc. (a)	7,000	79,450
Owens-Illinois, Inc. (a)	16,300	302,039
Packaging Corp. of America	12,100	265,353
Sealed Air Corp. (a)	300	14,862
Smurfit-Stone Container Corp. (a)	20,900	362,824
		1,024,528
Metals & Mining - 1.9%
Alcoa, Inc.	14,300	464,750
Companhia Vale do Rio Doce sponsored ADR	5,700	120,612
Freeport-McMoRan Copper & Gold, Inc. Class B	3,900	141,258
International Steel Group, Inc.	4,300	158,799
Massey Energy Co.	4,200	113,106
Metals USA, Inc. (a)	600	10,236
Newmont Mining Corp.	2,900	137,808
Nucor Corp.	4,420	186,657
Phelps Dodge Corp.	2,100	183,834
		1,517,060
TOTAL MATERIALS		6,080,916
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 4.1%
Citizens Communications Co.	4,900	65,660
Covad Communications Group, Inc. (a)	127,300	190,950
SBC Communications, Inc.	70,000	1,768,200
Telewest Global, Inc. (a)	12,600	154,980
Verizon Communications, Inc.	27,700	1,083,070
		3,262,860
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	15,800	271,602
Leap Wireless International, Inc. (a)	1,700	34,255
Nextel Communications, Inc. Class A (a)	4,900	129,801
Nextel Partners, Inc. Class A (a)	12,800	215,552
		651,210
TOTAL TELECOMMUNICATION SERVICES		3,914,070
Common Stocks - continued
	Shares	Value
UTILITIES - 2.7%
Electric Utilities - 2.2%
Entergy Corp.	9,600	$ 627,456
FirstEnergy Corp.	6,400	264,512
PG&E Corp. (a)	8,800	281,952
PPL Corp.	3,400	176,800
Southern Co.	2,660	84,029
TXU Corp.	3,300	202,026
Westar Energy, Inc.	5,000	104,750
		1,741,525
Multi-Utilities & Unregulated Power - 0.5%
AES Corp. (a)	17,600	191,840
CMS Energy Corp. (a)	18,500	173,160
Public Service Enterprise Group, Inc.	1,500	63,885
		428,885
TOTAL UTILITIES		2,170,410
TOTAL COMMON STOCKS (Cost $70,951,603)		78,492,386
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 1.79% (b)	1,681,530	1,681,530
Fidelity Securities Lending Cash Central Fund, 1.77% (b)(c)	566,625	566,625
TOTAL MONEY MARKET FUNDS (Cost $2,248,155)		2,248,155
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $73,199,758)		80,740,541
NET OTHER ASSETS - (0.8)%		(602,376)
NET ASSETS - 100%		$ 80,138,165
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $42,200 or 0.1% of net assets.

Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $73,449,416. Net unrealized appreciation aggregated $7,291,125, of which $8,513,472 related to appreciated investment securities and $1,222,347 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 20, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	December 20, 2004